                  SEMI-ANNUAL REPORT MAY 31, 2001 (UNAUDITED)




JPMORGAN MONEY MARKET FUNDS


PRIME MONEY MARKET FUND
INSTITUTIONAL SERVICE PRIME MONEY MARKET FUND
INSTITUTIONAL PRIME MONEY MARKET FUND
PRIME MONEY MARKET RESERVES FUND
INSTITUTIONAL DIRECT PRIME MONEY MARKET FUND
PRIME CASH MANAGEMENT FUND
TAX EXEMPT MONEY MARKET FUND
INSTITUTIONAL SERVICE TAX EXEMPT MONEY MARKET FUND
INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND






                                                [GRAPHIC] JPMORGAN FLEMING
                                                          Asset Management

CONTENTS
Letter to the Shareholders                             1

J.P. Morgan Prime Money Market Fund
J.P. Morgan Institutional Service Prime
Money Market Fund
J.P. Morgan Institutional Prime Money Market Fund
J.P. Morgan Prime Money Market Reserves Fund
J.P. Morgan Institutional Direct Prime
Money Market Fund
J.P. Morgan Prime Cash Management Fund
Fund Facts                                             3

J.P. Morgan Tax Exempt Money Market Fund
J.P. Morgan Institutional Service Tax Exempt
Money Market Fund
J.P. Morgan Institutional Tax Exempt
Money Market Fund
Fund Facts                                             4

Financial Statements                                   5

Notes to Financial Statements                         14

Portfolios Financial Statements                       55

Portfolios Notes to Financial Statements              58

HIGHLIGHTS

- Soft landing for U.S. economy seems more likely as the threat of a recession recedes.

-    Weak economic data delays recovery until later this year or early in 2002.

- Federal Reserve continues to cut interest rates in an effort to jumpstart the U.S. economy.


              NOT FDIC INSURED May lose value / No bank guarantee
     JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc.

     JPMORGAN MONEY MARKET FUNDS

LETTER TO THE SHAREHOLDERS

                                                                    July 5, 2001

Dear Shareholder:

We are pleased to present this semi-annual report for the JPMorgan Money Market Funds for the six-month period ended May 31, 2001. Inside you'll find in-depth information on each of the money market funds.

U.S. ECONOMY WEAKENS

As the reporting period began in December, the U.S. economy was noticeably weaker. Job claims slowed while claims for unemployment benefits rose. In fact, the U.S. economy lost more jobs in April than in any month in the last decade. Retail sales dropped as consumer confidence softened. Manufacturing output declined. Investors who had favored equities over any other investment during the long bull market in stocks were once again putting their money into fixed income and money markets.

Faced with multiple recession risks and the threat of inflation, the Federal Reserve Board moved to an easing bias on its monetary policy in December, only six weeks after reaffirming its bias toward higher interest rates. Then it shocked the market by lowering the Federal Funds rate half a percentage point in early January and another half a percent later the same month. In April and May, the Fed cut rates again. By the end of the reporting period, the Federal Funds rate stood at 4% -- 2.5% lower than it was at the beginning of 2001.

A GROWING SENSE OF OPTIMISM

Although the U.S. economy remains fragile, a soft landing seems increasingly likely. Mortgage rates are the lowest they have been in nearly two years. In May, Congress approved a long-awaited tax cut. Rebates of $40 billion are being sent to taxpayers later this year and another $20 billion in reduced tax payments is scheduled for early next year. Consumers are expected to spend part of that money, adding as much as 1% growth to the U.S. economy in 2001.

The Federal Reserve is expected to continue cutting short-term interest rates in an attempt to revive economic growth. And although corporate earnings have slowed, some companies are not doing as badly as had been feared. Our money market investment team believes that these factors should stabilize the economy and lead to a modest recovery later this year.

Yet, even as the threat of a recession recedes, leading economic indicators continue to disappoint. The severe slump in manufacturing activity continues, and although inventory levels have fallen, considerable slackness remains. Rising unemployment and job insecurity are likely to undermine consumer spending as the year progresses, while fluctuating food and energy prices may result in an inflationary spurt. Still, as investors become more optimistic, they may begin to move some of their assets out of money markets back into equities.

In these difficult and changing market conditions, your portfolio managers did an excellent job in maintaining good performance. They will continue to focus on preservation of principal first and foremost, while trying to lock in the highest possible yields in the current falling interest rate environment. The portfolio management team and all of us at JPMorgan Funds thank you for your continued investment and look forward to serving your investment needs for many years to come.

Sincerely,

/s/George Gatch
---------------
George Gatch
Managing Director

     J.P. MORGAN PRIME MONEY MARKET FUND
                 INSTITUTIONAL SERVICE PRIME
                   MONEY MARKET FUND
                 INSTITUTIONAL PRIME MONEY
                   MARKET FUND
                 PRIME MONEY MARKET
                   RESERVES FUND
                 INSTITUTIONAL DIRECT PRIME
                   MONEY MARKET FUND
                 PRIME CASH MANAGEMENT FUND
                 AS OF MAY 31, 2001 (UNAUDITED)

FUND FACTS

 Objectives                                 Maximize current income consistent with the
                                            preservation of capital

 Primary Investments                        High quality, short-term, U.S. dollar-
                                            denominated money market instruments

 Suggested Investment Time Frame            Short-term

 Average Maturity                           47 days

 S&P Rating*                                AAA

 Moody's Rating*                            Aaa

* This rating is historical and is based upon the Funds' credit quality, market price exposure and management. It signifies that the Funds' safety is excellent and that it has superior capacity to maintain a $1 Net Asset Value per share.

MATURITY SCHEDULE

                 1-14 days                        40.4%
                 15-30 days                       14.2%
                 31-60 days                       17.6%
                 61-90 days                       13.1%
                 91-180 days                      11.7%
                 181+ days                         3.0%

7-DAY SEC YIELD

         Prime Money Market Fund                           4.06%
         Institutional Service Prime Money Market Fund     4.04%**
         Institutional Prime Money Market Fund             4.28%**
         Prime Money Market Reserves Fund                  3.79%**
         Institutional Direct Prime Money Market Fund      4.25%**
         Prime Cash Management Fund                        3.55%

Past performance is not a guarantee of future results. Yields will fluctuate. An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

** Yield reflects the reimbursement of certain fund expenses as described in the prospectus. Had expenses not been subsidized, the current 7-Day Yield would have been lower.

     J.P. MORGAN TAX EXEMPT MONEY MARKET FUND
                 INSTITUTIONAL SERVICE TAX EXEMPT
                   MONEY MARKET FUND
                 INSTITUTIONAL TAX EXEMPT MONEY
                   MARKET FUND
                  AS OF MAY 31, 2001 (UNAUDITED)

FUND FACTS

 Objectives                             Maximize current income that is exempt from
                                        federal income tax consistent with the
                                        preservation of capital *

 Primary Investments                    Short-term municipal obligations

 Suggested Investment Time Frame        Short-term

 Average Maturity                       35 days

 S & P Rating**                         AAA

 Moody's Rating**                       Aaa

** This rating is historical and is based upon the Funds' credit quality, market price exposure and management. It signifies that the Funds' safety is excellent and that it has superior capacity to maintain a $1 Net Asset Value per share.

MATURITY SCHEDULE

                 1-14 days                        72.0%
                 15-30 days                        3.6%
                 31-60 days                        7.6%
                 61-90 days                        3.5%
                 91-180 days                       7.1%
                 181+ days                         6.2%

7-DAY SEC YIELD

 Tax Exempt Money Market Fund                                 2.78%
 Institutional Service Tax Exempt Money Market Fund           2.79%+
 Institutional Tax Exempt Money Market Fund                   3.04%+

* A portion of the Fund's income may be subject to the Alternative Minimum Tax
(AMT), and some investors may be subject to certain state and local taxes.

Past performance is not a guarantee of future results. Yields will fluctuate. An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

+ Yield reflects the reimbursement of certain fund expenses as described in the prospectus. Had expenses not been subsidized, the current 7-Day Yield would have been lower.

     JPMORGAN FUNDS
     STATEMENT OF ASSETS AND LIABILITIES As of May 31, 2001 (unaudited) (Amounts in Thousands, Except Per Share Amounts)

                                                  INSTITUTIONAL    INSTITUTIONAL
                                      PRIME       SERVICE PRIME       PRIME
                                   MONEY MARKET    MONEY MARKET    MONEY MARKET
                                       FUND            FUND            FUND
ASSETS:
  Investment in Portfolio, at
  value                            $  3,167,232    $    997,717    $ 14,688,919
  Other assets                                2               4             135
  Receivables:
    Expense reimbursements                   --              58           1,828
--------------------------------------------------------------------------------
       Total Assets                   3,167,234         997,779      14,690,882
-------------------------------------------------------------------------------
LIABILITIES:
  Payables:
    Dividends                             6,158           3,345          31,610
  Accrued liabilities:
    Administrative services fees             64              18             274
    Shareholder servicing fees              689              43           1,226
    Service organization fees                --             214              --
    Fund services fees                        2               1               8
    Administration fees                       3               1               6
    Other                                   163             134              44
--------------------------------------------------------------------------------
       Total Liabilities                  7,079           3,756          33,168
--------------------------------------------------------------------------------
NET ASSETS:
  Paid in capital                     3,160,439         994,088      14,657,981
  Accumulated undistributed
  net investment income                      --               8              88
  Accumulated net realized loss
  on investments                           (284)            (73)           (355)
--------------------------------------------------------------------------------
       Net Assets                  $  3,160,155    $    994,023    $ 14,657,714
--------------------------------------------------------------------------------
Shares of beneficial interest
outstanding ($.001 par value;
unlimited number of shares
authorized)                           3,160,082         994,097      14,657,971
Net Asset Value,
offering and redemption
price per share                    $       1.00    $       1.00    $       1.00

                       See notes to financial statements.

                                    PRIME      INSTITUTIONAL
                                 MONEY MARKET   DIRECT PRIME   PRIME CASH
                                   RESERVES     MONEY MARKET   MANAGEMENT
                                     FUND           FUND          FUND
ASSETS:
  Investment in Portfolio, at
  value                            $ 162,067      $   2,341    $ 481,715
  Other assets                             8              1           --
  Receivables:
    Expense reimbursements                26             17           --
-------------------------------------------------------------------------
       Total Assets                  162,101          2,359      481,715
-------------------------------------------------------------------------
LIABILITIES:
  Payables:
    Dividends                            375             --        1,224
  Accrued liabilities:
    Administrative services fees           3             --           10
    Shareholder servicing fees             7             --          105
    Service organization fees             37             --           --
    Distribution fees                     37             --           --
    Administration fees                   --             --            1
    Other                                 86             53          286
-------------------------------------------------------------------------
       Total Liabilities                 545             53        1,626
-------------------------------------------------------------------------
NET ASSETS:
  Paid in capital                    161,564          2,305      480,091
  Accumulated net realized gain
  (loss) on investments                   (8)             1           (2)
-------------------------------------------------------------------------
       Net Assets                  $ 161,556      $   2,306    $ 480,089
-------------------------------------------------------------------------
Shares of beneficial interest
outstanding ($.001 par value;
unlimited number of shares
authorized)                          161,564          2,305      480,091
Net Asset Value,
offering and redemption
price per share                    $    1.00      $    1.00    $    1.00

                       See notes to financial statements.

                                                    INSTITUTIONAL    INSTITUTIONAL
                                    TAX EXEMPT       SERVICE TAX      TAX EXEMPT
                                   MONEY MARKET      EXEMPT MONEY    MONEY MARKET
                                       FUND          MARKET FUND         FUND
ASSETS:
   Investment in Portfolio, at
   value                            $ 1,979,003      $    64,053     $ 1,643,206
   Other assets                              14                4              20
   Receivables:
     Expense reimbursements                  --               15             253
--------------------------------------------------------------------------------
        Total Assets                  1,979,017           64,072       1,643,479
--------------------------------------------------------------------------------
 LIABILITIES:
   Payables:
     Dividends                            3,690              121           1,043
   Accrued liabilities:
     Administrative services fees            38                1              31
     Shareholder servicing fees             411                2             140
     Service organization fees               --               10              --
     Fund services fees                       1               --               1
     Administration fees                      2               --               1
     Other                                   60               29              25
--------------------------------------------------------------------------------
        Total Liabilities                 4,202              163           1,241
--------------------------------------------------------------------------------
 NET ASSETS:
   Paid in capital                    1,975,280           63,909       1,642,262
   Accumulated undistributed
   net investment income                      7               --               5
   Accumulated net realized
   loss on investments                     (472)              --             (29)
--------------------------------------------------------------------------------
        Net Assets                  $ 1,974,815      $    63,909     $ 1,642,238
--------------------------------------------------------------------------------
 Shares of beneficial interest
 outstanding ($.001 par value;
 unlimited number of shares
 authorized)                          1,974,948           63,909       1,642,263
 Net Asset Value,
 offering and redemption
 price per share                    $      1.00      $      1.00     $      1.00

                       See notes to financial statements.

     JPMORGAN FUNDS
     STATEMENT OF OPERATIONS For the six months ended
May 31, 2001 (unaudited)
(Amounts in Thousands)

                                                         INSTITUTIONAL     INSTITUTIONAL
                                           PRIME         SERVICE PRIME         PRIME
                                        MONEY MARKET      MONEY MARKET      MONEY MARKET
                                            FUND             FUND               FUND
                                       --------------    --------------    --------------
INTEREST INCOME:
  Interest income from Portfolio       $      116,729    $       44,416    $      367,676
  Expenses from Portfolio                      (2,832)           (1,051)           (9,136)
-----------------------------------------------------------------------------------------
       Total Interest Income                  113,897            43,365           358,540
-----------------------------------------------------------------------------------------
EXPENSES:
  Administrative services fees                    474               176             1,476
  Shareholder servicing fees                    5,034               373             6,500
  Service organization fees                        --             1,866                --
  Administration fees                              19                 7                60
  Fund services fees                               26                10                80
  Accounting fees                                  10                10                10
  Printing and postage                              6                 5                 5
  Professional fees                                16                12                25
  Registration expenses                           139                98               493
  Transfer agent fees                              97                 9                16
  Trustees' fees                                   21                10                47
  Other                                            17                12                27
-----------------------------------------------------------------------------------------
       Total Expenses                           5,859             2,588             8,739
-----------------------------------------------------------------------------------------
  Less expense reimbursements                      --               280             4,875
-----------------------------------------------------------------------------------------
       Net Expenses                             5,859             2,308             3,864
-----------------------------------------------------------------------------------------
         Net Investment Income                108,038            41,057           354,676
-----------------------------------------------------------------------------------------
REALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss on
  investment transactions                        (176)              (85)             (367)
-----------------------------------------------------------------------------------------
  Net increase in net assets from
  operations                           $      107,862    $       40,972    $      354,309

                       See notes to financial statements.

                                            PRIME           INSTITUTIONAL
                                         MONEY MARKET        DIRECT PRIME         PRIME CASH
                                           RESERVES          MONEY MARKET         MANAGEMENT
                                             FUND               FUND                 FUND
INTEREST INCOME:
  Interest income from Portfolio       $          8,914    $            634    $         13,259
  Expenses from Portfolio                          (211)                (14)               (329)
-----------------------------------------------------------------------------------------------
       Total Interest Income                      8,703                 620              12,930
-----------------------------------------------------------------------------------------------
EXPENSES:
  Administrative services fees                       35                   2                  55
  Shareholder servicing fees                         75                   5                 585
  Service organization fees                         374                  10                  --
  Distribution fees                                 374                  --               1,170
  Administration fees                                 1                  --                   2
  Fund services fees                                  2                  --                   3
  Accounting fees                                    10                  10                  10
  Printing and postage                                5                   5                   5
  Professional fees                                   7                   6                   7
  Registration expenses                              40                  20                  51
  Transfer agent fees                                13                   8                   8
  Trustees' fees                                      2                  --                   1
  Other                                               3                   2                   3
-----------------------------------------------------------------------------------------------
       Total Expenses                               941                  68               1,900
-----------------------------------------------------------------------------------------------
  Less expense reimbursements                       104                  52                  --
-----------------------------------------------------------------------------------------------
       Net Expenses                                 837                  16               1,900
-----------------------------------------------------------------------------------------------
         Net Investment Income                    7,866                 604              11,030
-----------------------------------------------------------------------------------------------
REALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss on
  investment transactions                           (18)                 (1)                (15)
-----------------------------------------------------------------------------------------------
  Net increase in net assets from
  operations                           $          7,848    $            603    $         11,015

                       See notes to financial statements.

                                                           INSTITUTIONAL      INSTITUTIONAL
                                          TAX EXEMPT        SERVICE TAX         TAX EXEMPT
                                        MONEY MARKET        EXEMPT MONEY       MONEY MARKET
                                         FUND MARKET            FUND               FUND
INTEREST INCOME:
  Interest income from Portfolio       $        36,447    $           844    $        21,851
  Expenses from Portfolio                       (1,697)               (40)            (1,021)
--------------------------------------------------------------------------------------------
       Total Interest Income                    34,750                804             20,830
--------------------------------------------------------------------------------------------
EXPENSES:
  Administrative services fees                     236                  5                137
  Shareholder servicing fees                     2,511                 12                605
  Service organization fees                         --                 58                 --
  Administration fees                               10                 --                  6
  Fund services fees                                13                 --                  7
  Accounting fees                                   10                 10                 10
  Printing and postage                               5                  4                  4
  Professional fees                                 10                  6                  7
  Registration expenses                             41                  8                 50
  Transfer agent fees                               30                  8                 13
  Trustees' fees                                    11                 --                  4
  Other                                              8                  6                  6
--------------------------------------------------------------------------------------------
       Total Expenses                            2,885                117                849
--------------------------------------------------------------------------------------------
  Less expense reimbursements                       --                 52                660
--------------------------------------------------------------------------------------------
       Net Expenses                              2,885                 65                189
--------------------------------------------------------------------------------------------
         Net Investment Income                  31,865                739             20,641
--------------------------------------------------------------------------------------------
REALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on
  investment transactions                           52                  1                 39
--------------------------------------------------------------------------------------------
  Net increase in net assets from
  operations                           $        31,917    $           740    $        20,680

                       See notes to financial statements.

                                                                  JPMORGAN FUNDS
        STATEMENT OF CHANGES IN NET ASSETS For the periods indicated (unaudited)

STATEMENT OF CHANGES IN NET ASSETS FOR THE PERIODS INDICATED (UNAUDITED) (Amounts in Thousands)

                                                      PRIME MONEY           INSTITUTIONAL SERVICE PRIME      INSTITUTIONAL PRIME
                                                      MARKET FUND                 MONEY MARKET FUND           MONEY MARKET FUND

                                                 12/1/00          YEAR         12/1/00         YEAR         12/1/00        YEAR
                                                 THROUGH         ENDED         THROUGH        ENDED         THROUGH        ENDED
                                                 5/31/01        11/30/00       5/31/01       11/30/00       5/31/01      11/30/00
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income                        $    108,038   $    230,223  $     41,057   $    108,853  $    354,676  $    556,947
  Net realized gain (loss) on investments              (176)           101           (85)            70          (367)          278
-----------------------------------------------------------------------------------------------------------------------------------
     Increase in net assets from operations         107,862        230,324        40,972        108,923       354,309       557,225
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                            (108,038)      (230,048)      (41,057)      (108,853)     (354,676)     (556,924)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from capital
share transactions                                 (798,127)     1,073,242    (1,373,749)       877,055     4,209,371     2,696,715
-----------------------------------------------------------------------------------------------------------------------------------
     Total increase (decrease) in net assets       (798,303)     1,073,518    (1,373,834)       877,125     4,209,004     2,697,016
NET ASSETS:
  Beginning of period                             3,958,458      2,884,940     2,367,857      1,490,732    10,448,710     7,751,694
-----------------------------------------------------------------------------------------------------------------------------------
  End of period                                $  3,160,155   $  3,958,458  $    994,023   $  2,367,857  $ 14,657,714  $ 10,448,710

                       See notes to financial statements.

                                                           PRIME MONEY MARKET    INSTITUTIONAL DIRECT PRIME       PRIME CASH
                                                              RESERVES FUND           MONEY MARKET FUND         MANAGEMENT FUND

                                                          12/1/00        YEAR       12/1/00      4/24/00*     12/1/00     8/20/00*
                                                          THROUGH        ENDED      THROUGH       THROUGH     THROUGH      THROUGH
                                                          5/31/01      11/30/00     5/31/01      11/30/00     5/31/01     11/30/00
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income                                  $   7,866    $  18,587    $     604    $     679    $  11,030    $   5,237
  Net realized gain (loss) on investments                      (18)          10           (1)           2          (15)          13
----------------------------------------------------------------------------------------------------------------------------------
     Increase in net assets from operations                  7,848       18,597          603          681       11,015        5,250
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                     (7,866)     (18,587)        (604)        (679)     (11,030)      (5,237)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from capital share transactions   (242,927)     233,131      (46,210)      48,515       76,814      403,277
----------------------------------------------------------------------------------------------------------------------------------
     Total increase (decrease) in net assets              (242,945)     233,141      (46,211)      48,517       76,799      403,290
NET ASSETS:
  Beginning of period                                      404,501      171,360       48,517           --      403,290           --
----------------------------------------------------------------------------------------------------------------------------------
  End of period                                          $ 161,556    $ 404,501    $   2,306    $  48,517    $ 480,089    $ 403,290
* Commencement of operations

                       See notes to financial statements.

                                                   TAX EXEMPT MONEY         INSTITUTIONAL SERVICE TAX      INSTITUTIONAL TAX EXEMPT
                                                     MARKET FUND             EXEMPT MONEY MARKET FUND          MONEY MARKET FUND

                                                12/1/00          YEAR         12/1/00          YEAR         12/1/00         YEAR
                                                THROUGH          ENDED        THROUGH          ENDED        THROUGH         ENDED
                                                5/31/01        11/30/00       5/31/01        11/30/00       5/31/01       11/30/00
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income                       $    31,865    $    65,642    $       739    $     1,411    $    20,641   $    26,580
  Net realized gain (loss) on investments              52            (22)             1             --             39            (8)
-----------------------------------------------------------------------------------------------------------------------------------
     Increase in net assets from operations        31,917         65,620            740          1,411         20,680        26,572
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                           (31,858)       (65,642)          (739)        (1,411)       (20,636)      (26,580)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from capital share
transactions                                      (42,320)       413,663         23,584         34,899        636,811       551,354
-----------------------------------------------------------------------------------------------------------------------------------
     Total increase (decrease) in net assets      (42,261)       413,641         23,585         34,899        636,855       551,346
NET ASSETS:
  Beginning of period                           2,017,076      1,603,435         40,324          5,425      1,005,383       454,037
-----------------------------------------------------------------------------------------------------------------------------------
  End of period                               $ 1,974,815    $ 2,017,076    $    63,909    $    40,324    $ 1,642,238   $ 1,005,383

                       See notes to financial statements.

JPMORGAN FUNDS
NOTES TO FINANCIAL STATEMENTS (unaudited)

1.   ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The J.P. Morgan Funds and J.P. Morgan Institutional Funds were organized on November 4, 1992 as Massachusetts business trusts (the "Trusts"). The Trusts were registered under the Investment Company Act of 1940, as amended, as open-end management investment companies. The following Funds (collectively, the "Funds") are separate series of the Trusts.

J.P. Morgan Funds                                  Commencement of Operations

J.P. Morgan Prime Money Market Fund ("PMMF")             July 12, 1993

J.P. Morgan Tax Exempt Money Market Fund ("TEMMF")       September 12, 1983

J.P. Morgan Institutional Funds                    Commencement of Operations

J.P. Morgan Institutional Service Prime
  Money Market Fund ("ISPMMF")                           October 23, 1997

J.P. Morgan Institutional Prime
  Money Market Fund ("IPMMF")                            July 12, 1993

J.P. Morgan Prime Money Market
  Reserves Fund ("PMMRF")                                June 1, 1999

J.P. Morgan Institutional Direct Prime
  Money Market Fund ("IDPMMF")                           April 24, 2000

J.P. Morgan Prime Cash
  Management Fund ("PCMF")                               August 20, 2000

J.P. Morgan Institutional Service Tax Exempt
  Money Market Fund ("ISTEMMF")                          November 4, 1997

J.P. Morgan Institutional Tax Exempt
  Money Market Fund ("ITEMMF")                           July 12, 1993

The Funds invest all of their investable assets respectively, in The Prime Money Market Portfolio and the Tax Exempt Money Market Portfolio (the "Portfolios"), diversified open-end management investment companies having the same investment objective as the Funds. The value of such investments included in the Statements of Assets and Liabilities reflects the Funds' proportionate interest in the net assets of their respective Portfolios, which at May 31, 2001 were approximately:

         FUND                      % OF THE PRIME MONEY MARKET PORTFOLIO
      PMMF                                           12.6
      ISPMMF                                          4.0
      IPMMF                                          58.5
      PMMRF                                           0.6
      IDPMMF                                           -- +
      PCMF                                            1.9


         FUND                   % OF THE TAX EXEMPT MONEY MARKET PORTFOLIO
      TEMMF                                          53.7
      ISTEMMF                                         1.7
      ITEMMF                                         44.6

+ Amount rounds to less than 0.1%.

The performance of the Funds is directly affected by the performance of their respective Portfolios. The financial statements of the Portfolios, including the Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

THE FOLLOWING IS A SUMMARY OF THE SIGNIFICANT ACCOUNTING POLICIES FOLLOWED BY THE FUNDS:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates.

A. SECURITY VALUATIONS -- Valuation of securities by the Portfolios is discussed in Note 1 of the Portfolios' Notes to Financial Statements that is included elsewhere in this report.

B. INVESTMENT INCOME -- The Funds earn income, net of expenses, daily on their investment in the Portfolios. All net investment income and realized gains and losses of the Portfolios are allocated pro-rata among the Funds and other investors in the Portfolios at the time of such determination.

C. EXPENSES -- Expenses incurred by the Trusts with respect to any two or more Funds in the Trusts are allocated in proportion to the net assets of each Fund in each Trust, except where allocations of direct expenses to each Fund can otherwise be made fairly.

D. ORGANIZATION EXPENSES -- ISPMMF incurred organization expenses in the amount of $12,664 which have been deferred and are being amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations of the Fund. The amounts associated with the deferred organization costs are included in Other Assets in the Statement of Assets and Liabilities and amortization of such costs is included in Other Expenses in the Statement of Operations.

E. INCOME TAX STATUS -- It is the Funds' policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under the provisions of the Internal Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

F. DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles.

To the extent these "book/tax" differences are permanent in nature (i.e., that they result from other than timing of recognition -- "temporary differences"), such amounts are reclassified within the capital accounts based on their Federal income tax-basis treatment. Dividends and distributions which exceed net investment income or net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized capital gains.

2.   TRANSACTIONS WITH AFFILIATES

A. ADMINISTRATIVE SERVICES -- The Trusts have an Administrative Services (the "Services Agreement") with Morgan Guaranty Trust Company of New York ("Morgan") under which Morgan is responsible for certain aspects of the administration and operation of the Funds. Under the Services Agreement, the Trusts have agreed to pay Morgan a fee equal to their allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the Trusts and certain other registered investment companies for which J.P. Morgan Investment Management, Inc. ("JPMIM") acts as investment advisor in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to Funds Distributor, Inc. ("FDI"). The portion of this charge payable by the Funds is determined by the proportionate share that their net assets bear to the net assets of the Trusts and certain other investment companies for which Morgan provides similar services.

The Trustees have approved an increase in the Funds' administration fee. Effective, August 11, 2001, the administration fee payable to Morgan will be increased to 0.10% of average daily net assets for complex wide money market fund assets up to $100 billion and 0.05% on assets in excess of $100 billion. Morgan, however, has contractually agreed to waive fees payable to them and to reimburse expenses so that the Funds' actual total operating expenses will remain the same for a period of three years and will not exceed the listed percentages of the Funds' average daily net assets.

     FUND                              % OF AVERAGE DAILY NET ASSETS
PMMF                                               0.44
ISPMMF                                             0.45
IPMMF                                              0.20
PMMRF                                              0.70
IDPMMF                                             0.30
PCMF                                               0.97
TEMMF                                              0.45
ISTEMMF                                            0.45
ITEMMF                                             0.20

B. ADMINISTRATION -- Prior to May 1, 2001, the Trusts retained FDI, a registered broker-dealer, to serve as the Co-Administrator for the Funds. Under a Co-Administration Agreement between FDI and the Trusts, FDI provided administrative services necessary for the operations of the Funds, furnished office space and facilities required for conducting the business of the Funds and paid the compensation of the Funds' officers affiliated with FDI. The Funds agreed to pay FDI fees equal to their allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The portion of this charge payable by the Funds was determined by the proportionate share that their net assets bear to the net assets of the Trust and certain other investment companies for which FDI provides similar services.

Effective May 1, 2001, BISYS Fund Services, L.P., ("BISYS") has been named as the Funds' Sub-Administrator. FDI will no longer serve as the Funds' Co-Administrator. For its services as Sub-Administrator, BISYS receives a portion of the fees payable to Morgan as Administrator. On April 11, 2001, The BISYS Group, Inc., completed its acquisition of Boston Institutional Group, the parent company of FDI.

C. DISTRIBUTION-- Pursuant to Distribution Agreements, J.P. Morgan Fund Distributors, Inc., a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trusts' exclusive underwriter and promotes and arranges for the sale of each Fund's shares. Prior to April 10, 2001, FDI acted as the Trusts' Distributor.

The Trustees have adopted Distribution Plans for Shares of PMMRF, PCMF in accordance with Rule 12b-1 under the 1940 Act. The Plans allow for the Funds to pay distribution fees that are computed daily and paid up to the listed annual rates shown below:

     FUND                              % OF AVERAGE DAILY NET ASSETS
PMMRF                                              0.25
PCMF                                               0.50

D. SHAREHOLDER SERVICING -- The Trusts have a Shareholder Servicing Agreement with Morgan under which Morgan provides account administration and personal account maintenance service to shareholders of the Funds. The agreement provides for the Funds to pay Morgan a fee for these services that is computed daily and paid monthly at the listed annual rates of the average daily net assets of the Funds.

FUND                                  % OF AVERAGE DAILY NET ASSETS
PMMF                                               0.25
ISPMMF                                             0.05
IPMMF                                              0.10
PMMRF                                              0.05
IDPMMF                                             0.05
PCMF                                               0.25
TEMMF                                              0.25
ISTEMMF                                            0.05
ITEMMF                                             0.10

E. SERVICE PLAN -- The Trusts on behalf of ISPMMF, PMMRF, IDPMMF, and ISTEMMF have a Service Plan with respect to fund shares which authorizes it to compensate Service Organizations for providing account administration and other services to their customers who are beneficial owners of such shares. The Funds will enter into agreements with Service Organizations that purchase shares on behalf of their customers ("Service Agreements"). The Service Agreements provide that the Funds pay Service Organizations a fee which is computed daily and paid monthly at an annual rate of up to the listed percentages of the average daily net assets of the Funds with respect to the shares of the Funds attributable to or held in the name of the Service Organization for their customers.

     FUND                              % OF AVERAGE DAILY NET ASSETS
ISPMMF                                             0.25
PMMRF                                              0.25
IDPMMF                                             0.10
ISTEMMF                                            0.25

F. FUND SERVICES -- The Trusts have a Fund Services Agreement with Pierpont Group, Inc. ("PGI") to assist the Trustees in exercising their overall supervisory responsibilities of the Trusts' affairs. The Trustees of the Trusts represent all the existing shareholders of PGI.

G. TRUSTEES -- Each Trustee receives an aggregate annual fee of $75,000 for serving on the boards of the Trusts, J.P. Morgan Series Trust and other registered investment companies in which they invest. The Trustees' Fees and Expenses shown in the financial statements represent each Fund's allocated portion of the total Trustees' Fees and Expenses. The Trusts' Chairman and Chief Executive Officer also serves as Chairman of PGI and receives compensation and employee benefits from PGI. The allocated portions of such compensation and benefits included in the Fund Services Fee shown on the Statement of Operations were as follows (in thousands):

     FUND                           ALLOCATED TRUSTEES' FEES & Expenses
PMMF                                               $5
ISPMMF                                             2
IPMMF                                              15
PMMRF                                              1
IDPMMF                                             -- +
PCMF                                               1
TEMMF                                              2
ISTEMMF                                            -- +
ITEMMF                                             1

     + Amounts round to less than one thousand.

3.   CONCENTRATIONS OF RISK

From time to time, the Funds may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds.

4.   CORPORATE EVENT

The merger of J.P. Morgan & Co. Incorporated, the former parent company of the Funds' Advisor, JPMIM, with and into The Chase Manhattan Corporation was consummated on December 31, 2000. J.P. Morgan Chase & Co. is the new parent company of JPMIM, which will continue to serve as the Funds' Advisor.

5.   SUBSEQUENT EVENTS

On March 27, 2001, the Board of Trustees of the Trusts approved agreements and plans of Reorganization (the "Reorganization Plans") with regard to the Funds listed below. Under the Reorganization Plans, each Target Fund would transfer all of its assets and liabilities to the Acquiring Fund in a tax-free reorganization. In exchange, shareholders of the Target Fund would receive shares of a class of the Acquiring Fund with a value equal to their respective holdings in the Target Fund. The Reorganization Plans can be consummated only if, among other things, they are approved by the vote of a majority (as defined by the 1940 Act) of outstanding voting securities of the acquired Funds. At a special meeting of shareholders (the "Meeting") held on July 3, 2001, the shareholders of ISPMMF, PMMRF, IDPMMF, PCMF and ISTEMMF approved the Plans of Reorganization. The meeting originally scheduled for PMMF, IPMMF, TEMMF and ITEMMF was adjourned until July 25, 2001. Only shareholders of record as of the close of business on April 6, 2001 were entitled to vote at the meeting and the adjournment. If the Reorganization Plans are approved at the adjourned meeting, the Reorganizations are expected to become effective on or about September 7, 2001, or such other date as agreed to by the parties to the Reorganization Plans.

    ACQUIRING FUND                              TARGET FUND
JPMorgan Prime Money Market Fund               PMMF, ISPMMF, IPMMF, PMMRF,
                                               IDPMMF, PCMF

JPMorgan Tax Free Money Market Fund            TEMMF, ISTEMMF, ITEMMF

In connection with the Reorganizations, it is anticipated that the Trusts will terminate their agreements with PGI.

6.   CAPITAL SHARE TRANSACTIONS

Capital share transactions were as follows for the periods presented (amounts in thousands):

                                                  SIX MONTHS ENDED                   YEAR ENDED
                                                    MAY 31, 2001                 NOVEMBER 30, 2000
                                              AMOUNT           SHARES         AMOUNT           SHARES
Prime Money Market Fund
Shares sold                                $ 15,648,059      15,648,063    $ 34,663,837      34,663,837
Shares issued in reinvestment of
  distributions                                  52,711          52,711         128,509         128,509
Shares redeemed                             (16,498,897)    (16,498,899)    (33,719,104)    (33,719,104)
                                           ------------      ----------    ------------      ----------
  Net increase/(decrease) in Fund shares
   outstanding                             $   (798,127)       (798,125)   $  1,073,242       1,073,242
                                           ============     ===========    ============     ===========

                                                  SIX MONTHS ENDED                   YEAR ENDED
                                                    MAY 31, 2001                 NOVEMBER 30, 2000
                                              AMOUNT           SHARES         AMOUNT           SHARES
Institutional Service Prime
   Money Market Fund
Shares sold                                $  4,049,552       4,049,552    $ 11,404,370      11,404,370
Shares issued in reinvestment of
  distributions                                   1,834           1,834           8,429           8,429
Shares redeemed                              (5,425,135)     (5,425,135)    (10,535,744)    (10,535,744)
                                           ------------       ---------    ------------      ----------
  Net increase/(decrease) in Fund shares
   outstanding                             $ (1,373,749)     (1,373,749)   $    877,055         877,055
                                           ============       =========    ============      ==========

                                          SIX MONTHS ENDED                  YEAR ENDED
                                            MAY 31, 2001                 NOVEMBER 30, 2000
                                      AMOUNT           SHARES         AMOUNT          SHARES
Institutional Prime
   Money Market Fund
Shares sold                        $ 93,519,141      93,518,580    $ 76,235,505     76,235,505
Shares issued in reinvestment of
  distributions                         147,251         147,251         280,678        280,678
Shares redeemed                     (89,457,021)    (89,456,460)    (73,819,468)    (73,819,468)
                                   ------------     -----------     -----------    -----------
  Net increase in Fund shares
   outstanding                     $  4,209,371       4,209,371    $  2,696,715      2,696,715
                                   ============     ===========    ============    ===========

                                                 SIX MONTHS ENDED                  YEAR ENDED
                                                   MAY 31, 2001                 NOVEMBER 30, 2000
                                              AMOUNT         SHARES         AMOUNT         SHARES
Prime Money
   Market Reserves Fund
Shares sold                                $ 1,129,123      1,129,123    $ 3,043,305      3,043,305
Shares issued in reinvestment of
  distributions                                  4,535          4,535         13,653         13,653
Shares redeemed                             (1,376,585)    (1,376,585)    (2,823,827)    (2,823,827)
                                           -----------     ----------     ----------     ----------
  Net increase/(decrease) in Fund shares
   outstanding                             $  (242,927)      (242,927)   $   233,131        233,131
                                           ===========     ==========    ===========     ==========


                                      SIX MONTHS ENDED           YEAR ENDED
                                        MAY 31, 2001          NOVEMBER 30, 2000
                                     AMOUNT       SHARES     AMOUNT       SHARES
Institutional Direct Prime
   Money Market Fund
Shares sold                         $      5           5    $ 66,524      66,524
Shares issued in reinvestment
  of distributions                       602         602         678         678
Shares redeemed                      (46,817)    (46,817)    (18,687)    (18,687)
                                    --------     -------    --------     -------
  Net increase/(decrease) in Fund
   shares outstanding               $(46,210)    (46,210)   $ 48,515      48,515
                                    ========     =======    ========     =======

                                      SIX MONTHS ENDED                 YEAR ENDED
                                        MAY 31, 2001               NOVEMBER 30, 2000
                                   AMOUNT          SHARES        AMOUNT          SHARES
Prime Cash Management Fund
Shares sold                     $ 1,337,442      1,337,442    $   689,182        689,182
Shares issued in reinvestment
  of distributions                    1,377          1,377             --             --
Shares redeemed                  (1,262,005)    (1,262,005)      (285,905)      (285,905)
                                -----------     ----------    -----------       --------
  Net increase in Fund
   shares outstanding           $    76,814         76,814    $   403,277        403,277
                                ===========     ==========    ===========       ========

                                          SIX MONTHS ENDED                YEAR ENDED
                                            MAY 31, 2001               NOVEMBER 30, 2000
                                       AMOUNT          SHARES       AMOUNT           SHARES
Tax Exempt
   Money Market Fund
Shares sold                         $ 4,282,559      4,282,650    $ 7,973,029      7,973,029
Shares issued in reinvestment of
  distributions                           7,788          7,788         17,590         17,590
Shares redeemed                      (4,332,667)    (4,332,740)    (7,576,956)    (7,576,956)
                                    -----------     ----------    -----------     ----------
  Net increase/(decrease) in Fund
   shares outstanding               $   (42,320)       (42,302)   $   413,663        413,663
                                    ===========     ==========    ===========     ==========

                                       SIX MONTHS ENDED             YEAR ENDED
                                         MAY 31, 2001           NOVEMBER 30, 2000
                                     AMOUNT        SHARES      AMOUNT       SHARES
Institutional Service Tax Exempt
   Money Market Fund
Shares sold                        $  77,383       77,383    $ 137,725      137,725
Shares issued in reinvestment of
  distributions                           --           --            8            8
Shares redeemed                      (53,799)     (53,799)    (102,834)    (102,834)
                                   ---------      -------    ---------     --------
  Net increase in Fund
   shares outstanding              $  23,584       23,584    $  34,899       34,899
                                   =========      =======    =========     ========

                                         SIX MONTHS ENDED                YEAR ENDED
                                           MAY 31, 2001               NOVEMBER 30, 2000
                                      AMOUNT         SHARES         AMOUNT         SHARES
Institutional Tax Exempt
   Money Market Fund
Shares sold                        $ 3,307,806      3,307,807    $ 3,961,296      3,961,296
Shares issued in reinvestment of
  distributions                         16,865         16,865         22,441         22,441
Shares redeemed                     (2,687,860)    (2,687,860)    (3,432,383)    (3,432,383)
                                   -----------     ----------    -----------     ----------
  Net increase in Fund
   shares outstanding              $   636,811        636,812    $   551,354        551,354
                                   ===========     ==========    ===========     ==========

                                                                  JPMORGAN FUNDS
                                                FINANCIAL HIGHLIGHTS (unaudited)

FINANCIAL HIGHLIGHTS (unaudited)

                                                                       PRIME MONEY MARKET FUND
                                               12/1/00
                                               THROUGH                        YEAR ENDED NOVEMBER 30,
                                               5/31/01       2000         1999         1998          1997        1996
Per Share Operating Performance
Net Asset Value, Beginning of Period          $   1.00     $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                              --------     --------     --------     --------     --------     --------
Income from Investment Operations:
  Net Investment Income                           0.03         0.06         0.05         0.05         0.05         0.05
  Less Dividends from Net Investment Income       0.03         0.06         0.05         0.05         0.05         0.05
                                              --------     --------     --------     --------     --------     --------
Net Asset Value, End of Period                $   1.00     $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                              ========     ========     ========     ========     ========     ========
Total Return                                      2.67%        6.11%        4.88%        5.40%        5.40%        5.27%
Ratios/Supplemental Data:
  Net Assets, End of Period (millions)        $  3,160     $  3,958     $  2,885     $  2,806     $  2,318     $  2,155
Ratios to Average Net Assets: #
  Expenses                                        0.43%        0.44%        0.45%        0.40%        0.38%        0.40%
  Net Investment Income                           5.37%        5.97%        4.78%        5.27%        5.25%        5.09%

  # Short periods have been annualized.


                       See notes to financial statements.

                                                      INSTITUTIONAL SERVICE PRIME MONEY MARKET FUND
                                                  12/1/00                                        10/23/97*
                                                  THROUGH         YEAR ENDED NOVEMBER 30,        THROUGH
                                                  5/31/01     2000         1999         1998     11/30/97
Per Share Operating Performance
Net Asset Value, Beginning of Period             $   1.00   $   1.00     $   1.00     $   1.00   $   1.00
                                                 --------   --------     --------     --------   --------
Income from Investment Operations:
  Net Investment Income                              0.03       0.06         0.05         0.05       0.01
  Less Dividends from Net Investment Income          0.03       0.06         0.05         0.05       0.01
                                                 --------   --------     --------     --------   --------
Net Asset Value, End of Period                   $   1.00   $   1.00     $   1.00     $   1.00   $   1.00
                                                 ========   ========     ========     ========   ========
Total Return                                         2.67%      6.10%        4.89%        5.35%      0.57%^
Ratios/Supplemental Data:
  Net Assets, End of Period (millions)           $    994   $  2,368     $  1,491     $    471   $    384
Ratios to Average Net Assets: #
  Expenses                                           0.45%      0.45%        0.45%        0.45%      0.45%
  Net Investment Income                              5.50%      5.99%        4.78%        5.17%      5.28%
  Expenses Without Reimbursements                    0.49%      0.49%        0.51%        0.56%     35.55%@
  Net Investment Income Without Reimbursements       5.46%      5.95%        4.72%        5.06%    (29.82%)@

  * Commencement of operations.
  # Short periods have been annualized.
  ^ Not annualized.
  @ Not representative of ongoing reimbursements since period covers less than two months.


                       See notes to financial statements.

                                                                        INSTITUTIONAL PRIME MONEY MARKET FUND
                                                   12/1/00
                                                   THROUGH                          YEAR ENDED NOVEMBER 30,
                                                   5/31/01        2000          1999          1998          1997          1996
Per Share Operating Performance
Net Asset Value, Beginning of Period             $     1.00    $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
                                                 ----------    ----------    ----------    ----------    ----------    ----------
Income from Investment Operations:
  Net Investment Income                                0.03          0.06          0.05          0.05          0.05          0.05
  Less Dividends from Net Investment Income            0.03          0.06          0.05          0.05          0.05          0.05
                                                 ----------    ----------    ----------    ----------    ----------    ----------
Net Asset Value, End of Period                   $     1.00    $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
                                                 ==========    ==========    ==========    ==========    ==========    ==========
Total Return                                           2.79%         6.36%         5.14%         5.61%         5.59%         5.46%
Ratios/Supplemental Data:
  Net Assets, End of Period (millions)           $   14,658    $   10,449    $    7,752    $    3,459    $    1,388    $    1,220
Ratios to Average Net Assets: #
  Expenses                                             0.20%         0.20%         0.20%         0.20%         0.20%         0.20%
  Net Investment Income                                5.46%         6.20%         5.04%         5.45%         5.42%         5.28%
  Expenses Without Reimbursements                      0.27%         0.29%         0.29%         0.31%         0.29%         0.31%
  Net Investment Income Without Reimbursements         5.39%         6.11%         4.95%         5.34%         5.33%         5.17%

  # Short periods have been annualized.


                       See notes to financial statements.

                                                   PRIME MONEY MARKET RESERVES FUND

                                                  12/1/00       12/1/99      6/1/99*
                                                  THROUGH       THROUGH      THROUGH
                                                  5/31/01      11/30/00     11/30/99
Per Share Operating Performance
Net Asset Value, Beginning of Period             $    1.00    $    1.00    $    1.00
                                                 ---------    ---------    ---------
Income from Investment Operations:
  Net Investment Income                               0.03         0.06         0.02
  Less Dividends from Net Investment Income           0.03         0.06         0.02
                                                 ---------    ---------    ---------
Net Asset Value, End of Period                   $    1.00    $    1.00    $    1.00
                                                 =========    =========    =========

Total Return                                          2.54%        5.84%        2.35%^
Ratios/Supplemental Data:
  Net Assets, End of Period (millions)           $     162    $     405    $     171
Ratios to Average Net Assets: #
  Expenses                                            0.70%        0.70%        0.70%
  Net Investment Income                               5.25%        5.75%        4.61%
  Expenses Without Reimbursements                     0.77%        0.76%        0.86%
  Net Investment Income Without Reimbursements        5.18%        5.69%        4.45%

  * Commencement of operations.
  # Short periods have been annualized.
  ^ Not annualized.


                       See notes to financial statements.

                                               INSTITUTIONAL DIRECT PRIME        PRIME CASH
                                                    MONEY MARKET FUND          MANAGEMENT FUND

                                                   12/1/00     4/24/00*     12/1/00      8/20/00*
                                                   THROUGH      THROUGH     THROUGH       THROUGH
                                                   5/31/01     11/30/00     5/31/01      11/30/00
Per Share Operating Performance
Net Asset Value, Beginning of Period             $    1.00    $    1.00    $    1.00    $    1.00
                                                 ---------    ---------    ---------    ---------
Income from Investment Operations:
  Net Investment Income                               0.03         0.04         0.02         0.02
  Less Dividends from Net Investment Income           0.03         0.04         0.02         0.02
                                                 ---------    ---------    ---------    ---------
Net Asset Value, End of Period                   $    1.00    $    1.00    $    1.00    $    1.00
                                                 =========    =========    =========    =========
Total Return                                          2.76%        3.91%^       2.41%        1.61%^
Ratios/Supplemental Data:
  Net Assets, End of Period (millions)           $       2    $      49    $     480    $     403
Ratios to Average Net Assets: #
  Expenses                                            0.30%        0.30%        0.95%        0.98%
  Net Investment Income                               5.87%        6.41%        4.71%        5.73%
  Expenses Without Reimbursements                     0.81%        1.11%@       0.95%        1.08%
  Net Investment Income Without Reimbursements        5.36%        5.60%@       4.71%        5.63%

  * Commencement of operations.
  # Short periods have been annualized.
  ^ Not annualized.
  @ Not representative of ongoing reimbursements since period covers less than two months.


                       See notes to financial statements.

                                                                          TAX EXEMPT MONEY MARKET FUND

                                               12/1/00        12/1/99        9/1/99
                                               THROUGH        THROUGH        THROUGH                 YEAR ENDED AUGUST 31,
                                               5/31/01       11/30/00       11/30/99@         1999           1998           1997
Per Share Operating Performance
Net Asset Value, Beginning of Period         $      1.00    $      1.00    $      1.00    $      1.00    $      1.00    $      1.00
                                             -----------    -----------    -----------    -----------    -----------    -----------
Income from Investment Operations:
  Net Investment Income                             0.02           0.04           0.01           0.03           0.03           0.03
  Less Dividends from Net Investment Income         0.02           0.04           0.01           0.03           0.03           0.03
                                             -----------    -----------    -----------    -----------    -----------    -----------
Net Asset Value, End of Period               $      1.00    $      1.00    $      1.00    $      1.00    $      1.00    $      1.00
                                             ===========    ===========    ===========    ===========    ===========    ===========
Total Return                                        1.59%          3.65%          0.75%^         2.75%          3.23%          3.18%
Ratios/Supplemental Data:
  Net Assets, End of Period (millions)       $     1,975    $     2,017    $     1,603    $     1,637    $     1,240    $     1,104
Ratios to Average Net Assets: #
  Expenses                                          0.45%          0.47%          0.50%          0.50%          0.43%          0.46%
  Net Investment Income                             3.17%          3.59%          2.99%          2.70%          3.18%          3.13%

  # Short periods have been annualized.
  ^ Not annualized.
  @ In 1999, the Fund changed its fiscal year-end from August 31 to November 30.


                       See notes to financial statements.

                                                       INSTITUTIONAL SERVICE TAX EXEMPT MONEY MARKET FUND

                                                  12/1/00      12/1/99      9/1/99        9/1/98      11/4/97*
                                                  THROUGH      THROUGH      THROUGH      THROUGH      THROUGH
                                                  5/31/01      11/30/00    11/30/99@     8/31/99      8/31/98
Per Share Operating Performance
Net Asset Value, Beginning of Period             $    1.00    $    1.00    $    1.00    $    1.00    $    1.00
                                                 ---------    ---------    ---------    ---------    ---------
Income from Investment Operations:
  Net Investment Income                               0.02         0.04         0.01         0.03         0.03
  Less Dividends from Net Investment Income           0.02         0.04         0.01         0.03         0.03
                                                 ---------    ---------    ---------    ---------    ---------
Net Asset Value, End of Period                   $    1.00    $    1.00    $    1.00    $    1.00    $    1.00
                                                 =========    =========    =========    =========    =========
Total Return                                          1.60%        3.68%        0.76%^       2.78%        2.80%^
Ratios/Supplemental Data:
  Net Assets, End of Period (millions)           $      64    $      40    $       5    $       8    $       8
Ratios to Average Net Assets: #
  Expenses                                            0.45%        0.45%        0.45%        0.48%        0.60%
  Net Investment Income                               3.17%        3.69%        3.04%        2.66%        2.95%
  Expenses Without Reimbursements                     0.67%        0.70%        1.64%        1.13%        5.83%
  Net Investment Income Without Reimbursements        2.95%        3.44%        1.85%        2.01%       (2.28%)

* Commencement of operations.
# Short periods have been annualized.
^ Not annualized.
@ In 1999, the Fund changed its fiscal year-end from August 31 to November 30.


                       See notes to financial statements.

                                                                  INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND

                                                   12/1/00       12/1/99        9/1/99
                                                   THROUGH       THROUGH       THROUGH               YEAR ENDED AUGUST 31,
                                                   5/31/01      11/30/00      11/30/99@        1999          1998          1997
Per Share Operating Performance
Net Asset Value, Beginning of Period             $     1.00    $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
                                                 ----------    ----------    ----------    ----------    ----------    ----------
Income from Investment Operations:
  Net Investment Income                                0.02          0.04          0.01          0.03          0.03          0.03
  Less Dividends from Net Investment Income            0.02          0.04          0.01          0.03          0.03          0.03
                                                 ----------    ----------    ----------    ----------    ----------    ----------
Net Asset Value, End of Period                   $     1.00    $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
                                                 ==========    ==========    ==========    ==========    ==========    ==========
Total Return                                           1.72%         3.93%         0.82%^        3.06%         3.45%         3.35%

Ratios/Supplemental Data:
  Net Assets, End of Period (millions)           $    1,642    $    1,005    $      454    $      417    $      594    $      291
Ratios to Average Net Assets: #
  Expenses                                             0.20%         0.20%         0.20%         0.20%         0.22%         0.29%
  Net Investment Income                                3.41%         3.91%         3.29%         3.02%         3.37%         3.29%
  Expenses Without Reimbursements                      0.31%         0.33%         0.35%         0.35%         0.35%         0.39%
  Net Investment Income Without Reimbursements         3.30%         3.78%         3.14%         2.87%         3.24%         3.19%

# Short periods have been annualized.
^ Not annualized.
@ In 1999, the Fund changed its fiscal year-end from August 31 to November 30.


                       See notes to financial statements.

THE PRIME MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS
As of May 31, 2001 (unaudited)
(Amounts in thousands)

  PRINCIPAL
   AMOUNT
    (USD)     ISSUER                                                   VALUE
--------------------------------------------------------------------------------
             Money Market Instruments -- 100.0%
             U.S. Government Agency Securities -- 11.7%
             -----------------------------------------
             Federal Home Loan Bank,
 $141,691      DN, 4.13%, 07/25/01                                 $   140,813
   72,730      DN, 4.14%, 07/27/01                                      72,262
             Federal Home Loan Mortgage Corp.,
    1,000      DN, 4.12%, 07/20/01                                         994
   24,000      DN, 4.14%, 07/18/01                                      23,870
  125,000      DN, 4.15%, 07/12/01                                     124,409
  130,757      DN, 4.15%, 07/19/01                                     130,033
  163,198      DN, 4.15%, 07/26/01                                     162,163
   50,000      DN, 4.41%, 08/15/01                                      49,541
  165,000      DN, 4.81%, 07/27/01                                     163,764
   39,295      DN, 4.90%, 07/13/01                                      39,070
             Federal National Mortgage Association,
   75,000      DN, 4.12%, 07/23/01                                      74,554
  504,482      DN, 4.14%, 07/26/01                                     501,289
  100,000      DN, 4.15%, 07/12/01                                      99,527
  110,341      DN, 4.16%, 07/19/01                                     109,729
  213,000      DN, 4.36%, 09/07/01                                     210,472
   95,687      DN, 4.37%, 09/06/01                                      94,562
  114,020      DN, 4.38%, 09/20/01                                     112,482
  205,000      DN, 4.40%, 09/12/01                                     202,416
   76,870      DN, 4.45%, 09/27/01                                      75,750
  100,000      DN, 4.70%, 08/15/01                                      99,021
  100,000      DN, 4.76%, 07/30/01                                      99,220
   20,000      DN, 4.76%, 08/16/01                                      19,799
  334,120      DN, 4.82%, 08/23/01                                     330,410
             -------------------------------------------------------------------
             Total U.S. Government Agency Securities                 2,936,150
             (Cost $2,936,150)
             -------------------------------------------------------------------
             State and Municipal Obligation -- 0.0%
    6,200    Wake Forest University, Ser. 1997, Rev., FRDO,
               4.10%, 06/07/01
             (Cost $6,200)                                               6,200

             Corporate Notes & Bonds -- 32.2%
             -------------------------------
             Asset Backed Securities -- 5.1%
  300,000    Asset Securitization Corp., 4.08%, 10/17/01               299,971
             Restructured Asset Securities with Enhanced
               Returns (RACERS),
  165,000      Series 1999-35-MM, FRN, #, 4.15%, 12/17/01              165,000
  175,000      Series 2000-15-MM, FRN, #, 4.15%, 09/13/01              175,000
  200,000      Series 2001-8-MM, FRN, 4.44%, 04/01/02                  200,000
  447,000    Special Purpose Accounts Receivable Cooperative,
               4.46%, 07/24/01                                         447,000
                                                                     ----------
                                                                     1,286,971

                       See notes to financial statements.

As of May 31, 2001 (unaudited)
(Amounts in thousands)

  PRINCIPAL
   AMOUNT
    (USD)     ISSUER                                                   VALUE
--------------------------------------------------------------------------------
     Money Market Instruments -- Continued
             Automotive -- 0.4%
 $100,000    Toyota Motor Credit Corp., MTN, FRN, 4.03%,
               03/25/02                                             $  100,000
             Banking -- 16.4%
             American Express Centurion Bank,
   75,000      FRN, 4.05%, 03/19/02                                     75,000
   75,000      FRN, 4.06%, 03/22/02                                     75,000
   21,500      FRN, 4.12%, 10/16/01                                     21,500
  110,000      FRN, 5.02%, 04/09/02                                    110,000
  200,000    Bank Austria AG (Austria), (Yankee),
               FRN, 4.71%, 07/16/01                                    199,993
             Bank of America, N.A.,
  130,000      FRN, 4.15%, 06/06/01                                    130,000
   50,000      FRN, 4.18%, 02/19/02                                     50,054
   35,500      MTN, FRN, 4.24%, 02/11/02                                35,548
             Bank One, N.A.,
   57,000      FRN, 4.46%, 05/09/02                                     57,067
   50,000      FRN, 5.08%, 12/14/01                                     50,049
   25,000      FRN, 5.16%, 03/07/02                                     25,022
      750      MTN, FRN, 5.10%, 09/21/01                                   751
  300,000    Bayerische Hypo-und Vereinsbank AG (Germany),
               (Yankee), FRN, 4.09%, 09/21/01                          299,955
             Bayerische Landesbank Girozentrale, (Germany),
               (Yankee),
  150,000      FRN, 4.10%, 04/10/02                                    150,000
  200,000      FRN, 4.11%, 09/19/01                                    199,977
   50,000    Canadian Imperial Bank of Commerce (Canada),
               (Yankee), FRN, 4.05%, 05/28/02                           49,993
   25,000    Commerzbank AG (Germany), (Yankee), 7.00%,
               07/17/01                                                 25,053
  391,000    Credit Agricole Indosuez SA (France), (Yankee),
               FRN, 4.05%, 05/21/02                                    390,981
  275,000    Credit Suisse First Boston, Inc., FRN, #, 4.16%,
               04/24/02                                                275,000
             First Union National Bank,
  125,000      FRN, 4.00%, 05/20/02                                    125,000
   50,000      FRN, 4.03%, 05/14/02                                     50,000
   20,000      FRN, 4.16%, 10/16/01                                     20,000
  400,000      FRN, 4.17%, 09/26/01                                    400,000
  100,000      FRN, 4.17%, 09/28/01                                    100,000
   25,000      FRN, 4.17%, 11/15/01                                     25,000
   50,000    Fleet National Bank, FRN, 4.41%, 10/03/01                  50,002
  372,000    Merita Bank PLC (Finland), (Yankee), FRN, 4.06%,
               05/21/02                                                372,000
   44,000    National City Bank, 6.98%, 08/02/01                        43,997
   40,000    UBS AG (Switzerland), (Yankee), #, 7.03%, 07/19/0139,999
  640,000    Westdeutsche Landesbank Girozentrale (Germany),
               (Yankee), 4.01%, 05/29/02                               639,796
                                                                     ----------
                                                                     4,086,737


                       See notes to financial statements.

As of May 31, 2001 (unaudited)
(Amounts in thousands)

  PRINCIPAL
   AMOUNT
    (USD)     ISSUER                                                   VALUE
--------------------------------------------------------------------------------
     Money Market Instruments -- Continued
             Financial Services -- 10.3%
             Associates Corp. of North America,
  $29,700      FRN, 4.22%, 05/17/02                                  $  29,747
  325,000      FRN, 4.85%, 10/01/01                                    325,000
  150,000    Citigroup, Inc., MTN, FRN, 4.15%, 06/06/01                150,000
             Goldman Sachs Group, Inc.,
   50,000      MTN, FRN, 4.52%, 01/28/02                                50,056
   50,000      MTN, FRN, 4.94%, 01/15/02                                50,085
   30,000      MTN, FRN, 5.16%, 03/15/02                                30,045
             Merrill Lynch & Co., Inc.,
   10,000      MTN, FRN, 4.35%, 11/09/01                                10,008
   36,265      MTN, FRN, 4.39%, 11/01/01                                36,298
  275,000      MTN, FRN, 4.40%, 04/03/02                               274,977
  125,000      MTN, FRN, 4.45%, 05/02/02                               125,000
  150,000      MTN, FRN, 4.50%, 05/01/02                               150,124
   80,600      MTN, FRN, 4.66%, 11/26/01                                80,747
   32,400      MTN, FRN, 4.67%, 02/08/02                                32,505
   70,000      MTN, FRN, 4.69%, 02/01/02                                70,200
   30,000      MTN, FRN, 5.19%, 01/11/02                                30,091
             Morgan Stanley Dean Witter & Co.,
  250,000      FRN, 4.17%, 12/17/01                                    250,000
   20,000      FRN, 5.12%, 12/17/01                                     20,025
   55,000      MTN, FRN, 4.47%, 01/28/02                                55,069
   15,000      MTN, FRN, 4.56%, 04/22/02                                15,025
             Salomon Smith Barney Holdings, Inc.,
   65,120      MTN, FRN, 4.24%, 05/14/02                                65,237
   21,000      MTN, FRN, 4.42%, 05/08/02                                21,027
   13,325      MTN, FRN, 4.96%, 06/15/02                                13,349
   15,000      MTN, FRN, 4.99%, 04/19/02                                15,023
             Wells Fargo & Co.,
    8,000      FRN, 5.23%, 09/15/01                                      8,005
  500,000      MTN, FRN, 4.10%, 04/15/02                               500,001
  100,000      MTN, FRN, 4.12%, 07/20/01                                99,993
   30,000      MTN, FRN, 4.35%, 07/24/01                                29,998
   52,000      MTN, FRN, 4.88%, 07/16/01                                51,998
                                                                     ----------
                                                                     2,589,633
             ------------------------------------------------------------------
             Total Corporate Notes & Bonds                           8,063,341
             (Cost $8,063,341)
             ------------------------------------------------------------------
             Commercial Paper -- 40.6%
             -------------------------
             Asset Backed Securities -- 22.6% Alpine
             Securitization Corp.,
  138,974      4.03%, 06/14/01                                         138,772
   35,000      4.09%, 06/11/01                                          34,960
  105,252      4.25%, 07/23/01                                         104,606
  123,477      4.43%, 10/05/01                                         121,562
   29,000      4.78%, 06/21/01                                          28,923
             Amstel Funding Corp.,
   76,000      3.97%, 08/09/01                                          75,422
   65,000      4.95%, 06/12/01                                          64,902

                       See notes to financial statements.

As of May 31, 2001 (unaudited)
(Amounts in thousands)

  PRINCIPAL
   AMOUNT
    (USD)     ISSUER                                                   VALUE
--------------------------------------------------------------------------------
     Money Market Instruments -- Continued
             Asset Backed Securities -- Continued
             Amsterdam Funding Corp.,
  $30,000      4.00%, 06/28/01                                      $   29,910
  100,000      4.02%, 06/12/01                                          99,877
   50,000      4.02%, 06/14/01                                          49,927
  100,000      4.02%, 06/20/01                                          99,788
   50,000      4.10%, 06/07/01                                          49,966
   50,000      4.21%, 06/01/01                                          50,000
  125,000    Atlantis One Funding Corp., 4.22%, 07/27/01               124,179
   10,763    Barton Capital Corp., 4.03%, 06/15/01                      10,746
             Bavaria Universal Funding Co.,
  100,000      4.16%, 06/08/01                                          99,919
   20,000      4.45%, 06/01/01                                          20,000
   19,249      4.99%, 06/08/01                                          19,230
   35,000    BBL North American Funding Corp., 4.40%,
               06/05/01                                                 34,983
   31,000    Blue Ridge Asset Funding Corp., 4.02%, 06/19/01            30,938
             Brahms Funding Corp.,
  100,000      4.00%, 08/02/01                                          99,311
   66,429      4.05%, 07/23/01                                          66,040
   28,830      4.13%, 06/15/01                                          28,784
   40,918      4.39%, 06/27/01                                          40,788
             CC USA, Inc., (Centauri Corp.),
   35,000      5.02%, 08/06/01                                          34,678
   30,000      5.10%, 08/15/01                                          29,681
             Clipper Receivables Corp.,
   40,000      4.08%, 06/11/01                                          39,955
   15,000      4.10%, 06/08/01                                          14,988
             Compass Securitization LLC,
   55,000      4.02%, 06/25/01                                          54,853
   24,292      4.25%, 07/30/01                                          24,123
  100,000      4.28%, 07/20/01                                          99,417
   50,000    Corporate Asset Funding, 4.96%, 06/05/01                   49,972
             Corporate Receivables Corp.,
   40,000      4.09%, 06/13/01                                          39,945
   15,000      4.09%, 06/14/01                                          14,978
  102,500      4.96%, 06/08/01                                         102,401
  100,000    Dakota Certificate Program (Citibank Credit Card
               Master Trust I), 4.03%, 06/14/01                         99,854
             Dorada Finance, Inc.,
   35,000      3.96%, 08/15/01                                          34,711
   40,000      4.28%, 07/23/01                                          39,753
   12,500      4.50%, 09/24/01                                          12,320
  150,000    Edison Asset Securitization LLC, 4.95%, 06/05/01          149,917
             Enterprise Funding Corp.,
   34,478      4.18%, 06/07/01                                          34,454
    9,646      4.23%, 06/04/01                                           9,643
   11,714      4.23%, 07/27/01                                          11,637
   34,315      4.30%, 07/20/01                                          34,114
   50,000    Eureka Securitization, Inc., 4.27%, 07/11/01               49,763


                       See notes to financial statements.

As of May 31, 2001 (unaudited)
(Amounts in thousands)

  PRINCIPAL
   AMOUNT
    (USD)     ISSUER                                                   VALUE
--------------------------------------------------------------------------------
     Money Market Instruments -- Continued
             Asset Backed Securities -- Continued
             Falcon Asset Securitization Corp.,
  $30,400      4.01%, 06/26/01                                      $   30,315
   50,000      4.23%, 07/18/01                                          49,724
   75,000      4.40%, 06/06/01                                          74,954
             Four Winds Funding Corp.,
  161,000      4.14%, 06/07/01                                         160,888
   62,000      4.30%, 07/16/01                                          61,667
             Galaxy Funding, Inc.,
   50,000      4.10%, 06/13/01                                          49,932
   29,500      5.03%, 08/10/01                                          29,211
   50,000      5.04%, 07/30/01                                          49,587
             Giro Funding U.S. Corp.,
   60,364      4.01%, 06/19/01                                          60,243
   75,929      4.01%, 06/26/01                                          75,718
   65,000      4.02%, 06/22/01                                          64,848
   60,000      4.92%, 06/13/01                                          59,902
             Grand Funding Corp.,
   23,536      4.11%, 06/05/01                                          23,525
   18,000      4.11%, 06/06/01                                          17,990
  100,000    Greenwich Funding Corp., 4.10%, 06/04/01                   99,966
   30,000    Greyhawk Funding LLC, 4.10%, 06/04/01                      29,990
             Jupiter Securitization Corp.,
  100,000      4.01%, 07/05/01                                          99,621
  115,000      4.02%, 06/19/01                                         114,769
    8,949      4.24%, 07/27/01                                           8,890
   23,029      4.78%, 06/18/01                                          22,977
             K2 (USA) LLC,
   40,000      4.43%, 10/05/01                                          39,380
   24,000      4.44%, 09/24/01                                          23,660
   38,000      5.02%, 08/10/01                                          37,629
   50,000    Liberty Street Funding Corp., 4.95%, 06/12/01              49,924
             Links Finance LLC,
   25,000      4.85%, 06/05/01                                          24,987
  100,000      5.10%, 08/21/01                                          98,854
   30,000    Market Street Funding, 4.02%, 06/20/01                     29,936
             Mont Blanc Capital Corp.,
   47,000      4.02%, 06/18/01                                          46,911
   16,000      4.10%, 06/11/01                                          15,982
             Montauk Funding Corp.,
   20,000      4.01%, 06/27/01                                          19,942
   50,000      4.09%, 06/14/01                                          49,926
             Monte Rosa Capital Corp.,
   30,610      4.02%, 06/12/01                                          30,572
   33,052      4.02%, 06/19/01                                          32,986
   24,000      4.18%, 06/11/01                                          23,972
   60,000    Moriarty LLC, 5.08%, 08/13/01                              59,382
             Ness Limited,
   20,000      4.77%, 06/20/01                                          19,950
   16,130      4.77%, 06/25/01                                          16,079
   30,000      4.79%, 06/15/01                                          29,944

                       See notes to financial statements.

As of May 31, 2001 (unaudited)
(Amounts in thousands)

  PRINCIPAL
   AMOUNT
    (USD)     ISSUER                                                   VALUE
--------------------------------------------------------------------------------
     Money Market Instruments -- Continued
             Asset Backed Securities -- Continued
             Newcastle Certificates Program (Discover Card
             Master Trust I),
  $84,451      4.27%, 07/27/01                                       $  83,890
   25,000      4.32%, 07/27/01                                          24,832
   50,000      4.39%, 06/07/01                                          49,963
   50,000    Old Line Funding Corp., 4.32%, 06/07/01                    49,964
             Parthenon Receivables Funding LLC,
   25,000      4.15%, 06/01/01                                          25,000
   21,668      4.51%, 09/25/01                                          21,353
   25,116      4.84%, 08/28/01                                          24,819
   20,000    Pennine Funding LLC, 4.97%, 06/08/01                       19,981
  100,000    Quincy Capital Corp., 4.08%, 06/14/01                      99,853
             Receivables Capital Corp.,
   50,000      4.10%, 06/08/01                                          49,960
   50,000      4.20%, 06/15/01                                          49,918
             Sheffield Receivables Corp.,
   40,000      4.02%, 06/19/01                                          39,920
   32,530      4.08%, 06/18/01                                          32,467
   23,950      4.22%, 06/01/01                                          23,950
  100,000    Sigma Finance Corp., (Channel Islands), 5.01%,
               08/02/01                                                 99,137
             Silver Tower U.S. Funding LLC,
   70,000      4.30%, 07/20/01                                          69,590
   40,000      4.30%, 07/27/01                                          39,732
   25,000      4.50%, 09/04/01                                          24,703
   50,000    Special Purpose Accounts Receivable Cooperative,
               4.10%, 06/12/01                                          49,937
   85,000    Surrey Funding Corp., 3.94%, 08/10/01                      84,350
    9,634    Sweetwater Capital Corp., 4.25%, 06/04/01                   9,631
   25,000    Thames Asset Global Securitization (TAGS), 4.67%,
               07/06/01                                                 24,886
             Trident Capital Finance, Inc.,
   80,000      4.02%, 06/21/01                                          79,821
   90,000      4.10%, 06/07/01                                          89,939
             Variable Funding Capital Corp.,
   50,000      4.10%, 06/04/01                                          49,983
   80,000      4.10%, 06/12/01                                          79,900
                                                                     ----------
                                                                     5,636,902
             Banking -- 8.5%
             Allied Irish Banks PLC (United Kingdom),
   28,000      4.27%, 07/17/01                                          27,847
   30,000      4.68%, 07/02/01                                          29,879
   15,000    Banco Santander Central Hispano SA (Spain),
               (Yankee), 5.00%, 08/22/01                                14,829
   40,000    Bank of America, N.A., 4.90%, 07/26/01                     39,701
   50,000    Bank of Scotland (United Kingdom), 4.28%,
               07/11/01                                                 49,762
   60,000    Bank One, N.A., 4.27%, 07/19/01                            59,658


                       See notes to financial statements.

As of May 31, 2001 (unaudited)
(Amounts in thousands)

  PRINCIPAL
   AMOUNT
    (USD)     ISSUER                                                   VALUE
--------------------------------------------------------------------------------
     Money Market Instruments -- Continued
             Banking -- Continued
             Banque Generale du Luxembourg SA (Luexmbourg),
  $25,000      4.46%, 09/24/01                                      $   24,644
  100,000      4.81%, 08/27/01                                          98,838
   38,000      5.09%, 08/15/01                                          37,597
             Citibank,
   30,031      4.02%, 06/22/01                                          29,961
   57,000      4.29%, 07/18/01                                          56,681

   49,000    Commerzbank International, Europe (Germany),
               4.25%, 07/23/01                                          48,699
             Commerzbank U.S. Finance, Inc.,
  160,000      4.25%, 07/20/01                                         159,075
   92,450      4.34%, 10/11/01                                          90,979
             Credit Suisse First Boston International LTD
             (Switzerland),
   17,500      4.67%, 07/19/01                                          17,391
   58,000      4.95%, 06/08/01                                          57,944
   40,000    Credit Suisse First Boston, Inc., 5.00%, 08/06/01          39,633
   75,000    Den Danske Bank (Norway), 5.03%, 08/02/01                  74,350
             Den Danske Corp.,
   47,000      4.21%, 07/25/01                                          46,703
    6,000      4.47%, 09/28/01                                           5,911
   80,000      5.07%, 08/20/01                                          79,100
   65,000    Depfa Deutsche Pfandbrief Bank AG, 5.85%,
               06/06/01                                                 64,947
   40,000    Deutsche Bank Financial, Inc., 4.94%, 06/05/01             39,978
             Dexia Delaware LLC,
   25,000      4.01%, 06/18/01                                          24,953
  100,000      4.24%, 07/20/01                                          99,422
   35,000      4.44%, 09/28/01                                          34,486
   35,000    Halifax PLC (United Kingdom), 4.41%, 10/03/01              34,468
   73,000    ING America Insurance Holdings, Inc. (Netherlands),
               5.07%, 08/22/01                                          72,157
             Landesbank Schleswig Holstein (Germany),
   25,000      4.42%, 10/05/01                                          24,613
   55,000      6.23%, 07/31/01                                          54,429
   40,000      6.29%, 06/06/01                                          39,965
  100,000      6.33%, 06/01/01                                         100,000
   50,000      6.33%, 06/04/01                                          49,974
   30,000    Rabobank Nederland NV (Netherlands), (Yankee),
               4.41%, 10/04/01                                          29,541
   68,000    Societe Generale (France), 4.95%, 06/01/01                 68,000
   16,500    Svenska Handelsbanken, Inc. (Sweden), 5.01%,
               08/01/01                                                 16,360
   50,000    Swedbank (Sweden), 4.21%, 10/12/01                         49,222
             UBS Finance (Delaware) LLC,
   50,000      4.34%, 10/11/01                                          49,205
  111,000      4.42%, 10/12/01                                         109,187
   85,000      5.01%, 08/01/01                                          84,278
                                                                     ----------
                                                                     2,134,367

                       See notes to financial statements.

As of May 31, 2001 (unaudited)
(Amounts in thousands)

  PRINCIPAL
   AMOUNT
    (USD)     ISSUER                                                   VALUE
--------------------------------------------------------------------------------
     Money Market Instruments -- Continued
             Chemicals -- 0.2%
  $53,000    BASF AG (Germany), 6.28%, 06/05/01                     $   52,963
             Consumer Products -- 0.5%
  135,000    Unilever Capital Corp., 5.11%, 09/07/01                   135,000
             Diversified -- 0.5%
             General Electric Capital Corp.,
   30,000      4.35%, 10/02/01                                          29,554
  100,000      5.00%, 07/11/01                                          99,445
                                                                     ----------
                                                                       128,999
             Financial Services -- 5.6%
             Alliance & Leicester PLC (United Kingdom),
   50,000      4.26%, 07/20/01                                          49,710
   75,000      4.33%, 10/11/01                                          73,809
   13,500      4.97%, 06/05/01                                          13,493
   50,000    Aspen Funding Corp., 4.97%, 06/05/01                       49,972
  125,000    Citicorp, 4.03%, 06/22/01                                 124,707
             Fairway Finance Corp.,
   72,000      4.02%, 06/18/01                                          71,863
   82,000      4.08%, 06/13/01                                          81,888
   45,000      4.86%, 08/23/01                                          44,496
   15,000      5.04%, 08/08/01                                          14,857
   25,000    Govco, Inc., 4.70%, 07/05/01                               24,889
   79,092    HomeSide Lending, Inc., 4.02%, 06/21/01                    78,915
   50,000    Kitty Hawk Funding Corp., 5.05%, 08/15/01                  49,474
             Nationwide Building Society (United Kingdom),
   50,000      4.22%, 07/19/01                                          49,719
   75,000      4.34%, 10/09/01                                          73,825
   15,000      4.37%, 10/05/01                                          14,771
   55,798    Newport Funding Corp., 4.97%, 06/05/01                     55,767
             Nordea North America (Sweden),
   96,000      4.32%, 10/10/01                                          94,491
   25,000      4.43%, 10/05/01                                          24,612
   25,000      4.52%, 10/02/01                                          24,614
             San Paolo U.S. Financial Co.,
   25,000      4.52%, 10/04/01                                          24,608
   84,000      5.03%, 08/06/01                                          83,225
  121,085    Swiss Re Financial Products Corp. (Switzerland),2         120,902
               4.54%, 06/13/01
   98,000    Unicredit Delaware, Inc., 4.49%, 09/27/01                  96,556
   50,000    Wells Fargo & Co., 4.96%, 06/01/01                         50,000
                                                                     ----------
                                                                     1,391,163
             Foreign Government Securities -- 1.0%
             Government of Canada (Canada),
  100,000      4.42%, 09/17/01                                          98,674
   35,000      4.42%, 09/21/01                                          34,519
   65,000      6.30%, 06/07/01                                          64,932
   50,000    Province of Quebec (Canada), 4.49%, 08/27/01               49,457
   10,300    Swedish Export Credit (Sweden), 4.95%, 08/01/01            10,214
                                                                     ----------
                                                                       257,796


                       See notes to financial statements.

As of May 31, 2001 (unaudited)
(Amounts in thousands)

  PRINCIPAL
   AMOUNT
    (USD)     ISSUER                                                   VALUE
--------------------------------------------------------------------------------
     Money Market Instruments-- Continued
             Machinery & Engineering Equipment -- 0.2%
  $40,000    Asea Brown Boveri LTD (India), 4.34%, 10/10/01         $   39,368
             Pharmaceuticals -- 0.4%
  100,000    Abbott Laboratories, FRN, #, 4.40%, 03/01/02              100,000
             Telecommunications -- 0.9%
  225,000    Verizon Global Funding, Inc., 4.85%, 03/20/02             224,868
             Utilities -- 0.2%
   45,000    National Rural Utilities Cooperative Finance Corp.,
               6.21%, 07/19/01                                          44,627
             -------------------------------------------------------------------
             Total Commercial Paper                                 10,146,053
             (Cost $10,146,053)
             -------------------------------------------------------------------
             Certificates of Deposit -- 9.9%
             ------------------------------
   58,000    Bank of America, N.A., 4.98%, 06/08/01                     58,000
   70,000    Bank One, N.A., 5.13%, 07/17/01                            70,000
   40,000    Bayerische Hypo-und Vereinsbank AG (Germany),
               (Yankee), 5.00%, 06/11/01                                40,000
  145,000    Bayerische Landesbank Girozentrale, (Germany),
               (Yankee), 5.22%, 02/20/02                               144,970
  246,500    BNP Paribas (France), (Yankee), #, 4.56%, 09/19/01        246,500
             Commerzbank AG (Germany), (Yankee),
   50,000      4.24%, 05/22/02                                          50,000
  361,000      4.25%, 05/22/02                                         360,999
             Credit Agricole Indosuez SA (France), (Yankee),
   37,000      4.02%, 07/06/01                                          37,000
   45,000      4.54%, 10/11/01                                          45,000
  338,000      4.59%, 09/24/01                                         338,000
  101,000      5.23%, 02/20/02                                         100,986
  160,000    Credit Suisse First Boston (Swiss Bank), (Yankee),
               3.96%, 08/14/01                                         160,000
  190,000    Deutsche Bank AG (Germany), (Yankee), 3.98%,
               08/02/01                                                190,000
  125,000    Dresdner Bank AG (Germany), (Yankee), 5.27%,
               07/16/01                                                125,003
  100,000    HSBC Bank PLC (United Kingdom), (Yankee),
               4.45%, 01/10/02                                         100,000
             Landesbank Baden - Wuerttenberg (Germany),
               (Yankee),
   50,000      4.47%, 10/12/01                                          50,002
   80,000      4.57%, 09/27/01                                          80,003
  160,000    Lloyds TSB Bank PLC (United Kingdom), 7.20%,
               06/15/01                                                159,998
   40,000    Svenska Handelsbanken, Inc. (Sweden), (Yankee),
               #, 5.12%, 08/02/01                                       39,999
   75,000    Westdeutsche Landesbank Girozentrale (Germany),
               (Yankee), 4.56%, 09/20/01                                75,000
             -------------------------------------------------------------------
             Total Certificates of Deposit                           2,471,460
             (Cost $2,471,460)
             -------------------------------------------------------------------


                       See notes to financial statements.

As of May 31, 2001 (unaudited)
(Amounts in thousands)

  PRINCIPAL
   AMOUNT
    (USD)     ISSUER                                                   VALUE
--------------------------------------------------------------------------------
     Money Market Instruments -- Continued
             Time Deposits -- 3.2%
             --------------------
 $410,630    Firstar Bank, 4.31%, 06/01/01                          $  410,630
  400,000    National City Bank, 4.31%, 06/01/01                       400,000
             -------------------------------------------------------------------
             Total Time Deposits                                       810,630
             (Cost $810,630)
             -------------------------------------------------------------------
             Repurchase Agreements -- 2.4%
             ----------------------------
  300,000     Lehman Brothers, Inc., Tri Party, 4.15%,
               due 06/01/01, dated 5/31/01, proceeds $300,035,
               secured by U.S. Government Agency Obligations           300,000
  300,000     Deutsche Bank Securities, Tri Party, 4.25%,
               due 06/01/01, dated 5/31/01, proceeds $300,035,
               secured by U.S. Government Agency Obligations           300,000
             -------------------------------------------------------------------
             Total Repurchase Agreements                               600,000
             (Cost $600,000)
             -------------------------------------------------------------------
             Total Investments -- 100.0%                           $25,033,834
             (Cost $25,033,834)*
             -------------------------------------------------------------------


                       See notes to financial statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS

As of May 31, 2001 (unaudited)
(Amounts in Thousands)

  PRINCIPAL
   AMOUNT     ISSUER                                                           VALUE
---------------------------------------------------------------------------------------
     Municipal Securities -- 100.0%

             Alabama -- 1.5%
 $  2,400    Birmingham, Alabama, Airport Authority,
               Municipal Securities Trust Receipts, Ser. SGA-47,
               Rev., FRDO, MBIA, 3.02%, 06/06/01                              $  2,400
   52,700    Birmingham, Alabama, Special Care Facilities
               Financing Authority, Ascension Health Credit,
               Ser. B, Rev., FRDO, 3.10%, 06/06/01                              52,700
    1,400    West Jefferson, Alabama, Industrial Development
               Board, PCR, Alabama Power Company Project,
               FRDO, 3.05%, 06/01/01                                             1,400
                                                                              --------
                                                                                56,500
             Alaska -- 1.1%
   26,100    Valdez, Alaska, Marine Terminal, Exxon Pipeline
               Company Project, Ser. A, Rev., FRDO, 3.05%,
               06/01/01                                                         26,100
   16,300    Valdez, Alaska, Marine Terminal, Exxon Pipeline
               Company Project, Ser. C, Rev., FRDO, 3.05%,
               06/01/01                                                         16,300
                                                                              --------
                                                                                42,400
             Arizona -- 1.4%
    7,700    Apache County, Arizona, IDA, PCR, Tucson
               Electrical Power, Rev., FRDO, 3.05%, 06/06/01                     7,700
   17,005    Arizona Health Facilities Authority, Health Care
               Pooled Financing, Hospital System, Ser. A, Rev.,
               3.20%, 06/06/01                                                  17,005
    5,000    Phoenix, Arizona, Civic Improvement, 3.10%,
               07/12/01                                                          5,000
   10,543    Salt River, Arizona, Agricultural Improvement &
               Power District, Electric Systems, Salt River Project,
               Floating Rate Certificates, Ser. 274, Rev., FRDO,
               3.05%, 06/07/01                                                  10,543
   12,000    University of Arizona, Main Campus & Research,
               Ser. A, Rev., COP, FRDO, AMBAC, 2.95%, 06/06/01                  12,000
                                                                              --------
                                                                                52,248
             California -- 0.3%
       50    California Statewide Communities Development
               Authority, Ser. N-6, Regulation D, Rev., FRDO,
               3.30%, 06/06/01                                                      50
   12,535    Los Angeles County, California, Ser. A, GO, TRAN,
               5.00%, 06/29/01                                                  12,547
                                                                              --------
                                                                                12,597
             Colorado -- 2.3%
    6,000    Colorado Springs, Colorado, Utilities, Municipal
               Securities Trust Receipts, Ser. SGA-88, Rev., FRDO,
               3.20%, 06/01/01                                                   6,000
    7,510    Colorado Springs, Colorado, Utilities, Ser. C, Rev.,
               ^, 6.75%, 11/15/01                                                7,736
   10,000    Colorado State, General Fund, Ser. B, GO, TRAN,
               5.00%, 06/27/01                                                  10,009

                   See notes to financial statements.

As of May 31, 2001 (unaudited)
(Amounts in Thousands)

  PRINCIPAL
   AMOUNT     ISSUER                                                            VALUE
---------------------------------------------------------------------------------------
     Municipal Securities -- Continued

             Colorado -- Continued
  $ 4,925    Colorado Water Resources & Power Development
               Authority, Drinking Water, FLOATS, Ser. PA-695,
               Rev., FRDO, 3.00%, 06/07/01                                    $  4,925
   11,965    Denver, Colorado, City and County Airport,
               Floating Rate Certificates, Ser. A-16,
               Regulation D, Rev., FRDO, MBIA-IBC, 3.25%,
               06/06/01                                                         11,965
   11,695    Denver, Colorado, City and County Airport,
               Municipal Securities Trust Receipts, Ser. SGA-18,
               Rev., FRDO, MBIA, 3.02%, 06/06/01                                11,695
   14,315    Denver, Colorado, City and County, FLOATS,
               Ser. PA-733, COP, AMBAC, 3.00%, 06/07/01                         14,315
    8,370    Platte River Power Authority, Electric, FLOATS,
               Ser. PA-729-R, Rev., FRDO, 3.00%, 06/07/01                        8,370
   10,950    Smith Creek, Colorado, Metropolitan District,
               Rev., FRDO, 3.05%, 06/07/01                                      10,950
                                                                              --------
                                                                                85,965
             District of Columbia -- 6.3%
   28,900    District of Columbia, American University, Rev.,
               FRDO, AMBAC, 3.05%, 06/06/01                                     28,900
   12,000    District of Columbia, American University, Ser. A,
               Rev., FRDO, AMBAC, 3.05%, 06/06/01                               12,000
   16,200    District of Columbia, General Fund Recovery,
               Ser. B-2, GO, FRDO, 3.35%, 06/01/01                              16,200
   12,500    District of Columbia, General Fund Recovery,
               Ser. B-3, GO, FRDO, 3.35%, 06/01/01                              12,500
   26,200    District of Columbia, General Fund Recovery,
               Ser. B-1, GO, FRDO, 3.35%, 06/01/01                              26,200
   41,335    District of Columbia, George Washington
               University, Ser. C, Rev., FRDO, MBIA, 3.05%,
               06/06/01                                                         41,335
    7,690    District of Columbia, Multimodal Smithsonian,
               Ser. B, Rev., FRDO, 2.95%, 06/07/01                               7,690
   16,810    District of Columbia, Multimodal, Ser A, GO,
               FRDO,FSA, 3.15%, 06/06/01                                        16,810
   64,555    District of Columbia, Multimodal, Ser. B, GO,
               FRDO, FSA, 3.15%, 06/06/01                                       64,555
    5,970    District of Columbia, Water and Sewer Authority,
               Public Utility, FLOATS, Ser. PT-373, Rev., FRDO,
               FSA, 3.00%, 06/07/01                                              5,970
                                                                              --------
                                                                               232,160
             Florida -- 2.9%
    7,000    Florida State, Board of Education, Capital Outlay,
               FLOATS, Ser. PT-1223, GO, FRDO, 3.00%, 06/07/01                   7,000
    6,225    Florida State, Board of Education, Lottery, Ser. A,
               Rev., AMBAC, 4.25%, 07/01/02                                      6,314
      100    Jacksonville, Florida, PCR, Florida Power & Light
               Co. Project, Rev., FRDO, 3.00%, 06/01/01                            100
   55,000    Miami-Dade County, Florida, School District,
               Rev., TAN, 5.00%, 06/28/01                                       55,029

                          See notes to financial statements.

As of May 31, 2001 (unaudited)
(Amounts in Thousands)

  PRINCIPAL
   AMOUNT     ISSUER                                                            VALUE
---------------------------------------------------------------------------------------
     Municipal Securities -- Continued

             Florida -- Continued
  $19,000    Orange County, Florida, Health Facilities Authority,
               Florida Hospital Association of Health, Ser. A,
               Rev., FRDO, 3.20%, 06/06/01                                   $  19,000
    3,000    St. Johns County, Florida, IDA, Health Care,
               Glenmoor St. Johns Project, Ser. C, FRDO,
               Rev., 2.90%, 06/06/01                                             3,000
    1,000    University Athletic Association, Inc., Florida
               Capital Improvement, Rev., FRDO, 3.30%,
               06/01/01                                                          1,000
   14,000    University Athletic Association, Inc., Florida
               Capital Improvement, University of Florida
               Stadium Project, Rev., FRDO, 3.30%, 06/01/01   1                 14,000
                                                                              --------
                                                                               105,443
             Georgia -- 6.2%
    6,000    Atlanta, Georgia, FRDO, 3.05%, 06/07/01                             6,000
   24,445    Bartow County, Georgia, Development Authority,
               PCR, Georgia Power Co., Bowen Gray School
               Project, 1st Ser., Rev., FRDO, 3.05%, 06/01/01                   24,445
   30,200    Burke County, Georgia, Development Authority,
               PCR, Georgia Power Co., Plant Vogtle, 4th Ser.,
               Rev., FRDO, 3.30%, 06/01/01                                      30,200
   27,070    Burke County, Georgia, Development Authority,
               PCR, Georgia Power Co., Plant Vogtle, 5th Ser.,
               Rev., FRDO, 3.10%, 06/01/01                                      27,070
   66,403    Georgia Municipal Association Pooled Bond, COP,
               FRDO, MBIA, 3.05%, 06/07/01                                      66,403
    8,015    Georgia State, Floating Rate Certificates, Ser. 213,
               GO, FRDO, 3.05%, 06/07/01                                         8,015
   13,500    Georgia, Private Colleges & Universities Facilities
               Authority, Emory University, Ser. B, Rev., FRDO,
               2.90%, 06/06/01                                                  13,500
      800    Heard County, Georgia, Development Authority,
               PCR, Georgia Power Co., Plant Wansley, FRDO,
               3.05%, 06/01/01                                                     800
   10,000    Metropolitan Atlanta, Georgia, Rapid
               Transportation Authority, Georgia Sales Tax,
               Ser. B, Rev., FRDO, 2.90%, 06/06/01                              10,000
    4,500    Monroe County, Georgia, Development Authority,
               PCR, Georgia Power Co., Plant Scherer, 2nd Ser.,
               Rev., FRDO, 3.30%, 06/01/01                                       4,500
   25,200    Municipal Electric Authority of Georgia, 3.30%,
               08/09/01                                                         25,200
   13,650    Municipal Electric Authority of Georgia, General
               Resolution Projects, Sub Ser. B, Rev., FRDO,
               MBIA, 2.95%, 06/06/01                                            13,650
                                                                              --------
                                                                               229,783
             Hawaii -- 0.5%
   19,790    Hawaii State, Highway, FLOATS, Ser. PT-1058, Rev.,
               FRDO, 3.00%, 06/07/01                                            19,790

                        See notes to financial statements.

As of May 31, 2001 (unaudited)
(Amounts in Thousands)

  PRINCIPAL
   AMOUNT     ISSUER                                                            VALUE
---------------------------------------------------------------------------------------
     Municipal Securities -- Continued

             Illinois -- 6.5%
  $ 3,495    Chicago, IIlinois, Midway Airport, Floating Rate
               Certificates, Ser. 440, Rev., FRDO, MBIA, 3.07%,
               06/07/01                                                       $  3,495
   10,000    Chicago, Illinois, Tender Notes, Ser. A, GO, FRDO,
               4.25%, 10/25/01                                                  10,000
   15,000    Chicago, Illinois, Municipal Securities Trust
               Receipts, Ser. SGA-99, GO, FRDO, FGIC, 3.02%,
               06/06/01                                                         15,000
   18,000    Chicago, Illinois, O'Hare International Airport,
               Second Lien, Ser. A, Rev., FRDO, 2.65%, 06/06/01                 18,000
    3,970    Chicago, Illinois, O'Hare International Airport,
               Second Lien, Ser. B, Rev., FRDO, 2.65%, 06/06/01                  3,970
    8,000    Chicago, Illinois, Park District, Rev., TAW, 5.13%,
               09/21/01                                                          8,020
    3,215    Cook County, Illinois, Floating Rate Certificates,
               Ser. 403, GO, FRDO, FGIC, 3.07%, 06/07/01                         3,215
   15,000    Cook County, Illinois, GO, AMBAC, ^, 6.75%,
               11/01/01                                                         15,541
   17,900    Illinois Development Finance Authority, Chicago
               Symphony Orchestra, Ser. C, Rev., FRDO, 2.95%,
               06/06/01                                                         17,900
   16,800    Illinois Development Finance Authority, Local
               Government Financing Program, Ser. A, Rev.,
               FRDO, AMBAC, 3.20%, 06/06/01                                     16,800
    8,000    Illinois Development Finance Authority, Local
               Government Financing Program, Ser. B, Rev.,
               FRDO, AMBAC, 3.20%, 06/06/01                                      8,000
    5,200    Illinois Development Finance Authority, PCR,
               Illinois Power Co. Project, Ser. B, Rev., FRDO,
               2.90%, 06/06/01                                                   5,200
   14,795    Illinois Educational Facilities Authority, University
               Pooled Financing Program, Rev., FRDO, FGIC,
               2.15%, 06/06/01                                                  14,795
   15,020    Illinois Health Facilities Authority, Swedish
               Covenant Hospital Project, Ser. A, Rev., FRDO,
               AMBAC, 2.95%, 06/06/01                                           15,020
   10,000    Illinois Regional Transportation Authority,
               FLOATS, Ser. SG-82, FRDO, 3.00%, 06/07/01                        10,000
    3,000    Illinois State, Floating Rate Certificates, Ser. 257,
               GO, FRDO, 3.05%, 06/07/01                                         3,000
    3,255    Illinois State, Sales Tax, Municipal Securities Trust
               Certificates, Ser. SG-9, Rev., 3.00%, 06/07/01                    3,255
   52,600    Illinois State, Toll Highway Authority, Ser. B, Rev.,
               FRDO, MBIA, 2.90%, 06/06/01                                      52,600
   12,600    Illinois State, Toll Highway Authority, Ser. B, Rev.,
               FRDO, FSA, 2.95%, 06/07/01                                       12,600
                                                                              --------
                                                                               236,411
             Indiana -- 3.7%
   11,500    Indiana Health Facilities Financing Authority,
               Ascension Health Credit, Ser. B, Rev., FRDO,
               3.10%, 06/06/01                                                  11,500

                        See notes to financial statements.

As of May 31, 2001 (unaudited)
(Amounts in Thousands)

  PRINCIPAL
   AMOUNT     ISSUER                                                           VALUE
---------------------------------------------------------------------------------------
     Municipal Securities -- Continued

             Indiana -- Continued
  $20,900    Indiana State, Highway Transportation Finance
               Authority, Municipal Securities Trust Receipts,
               Ser. SGA-113, Rev., FRDO, 3.20%, 06/01/01                     $  20,900
   77,900    Indiana State, Office Building Commission, 3.45%,
               07/10/01                                                         77,899
    9,995    Indianapolis, Indiana, Local Public Improvement
               Bond Bank, FLOATS, Ser. PT-382, Rev., FRDO,
               3.00%, 06/07/01                                                   9,995
    9,800    Purdue University, Indiana, 2.90%, 09/06/01                         9,800
    5,000    Purdue University, Indiana, Purdue System, Ser. B,
               Rev., COP, AMBAC, ^, 6.75%, 07/01/01                              5,109
                                                                              --------
                                                                               135,203
             Kansas -- 2.8%
   35,000    Burlington, Kansas, PCR, Floating Trust Receipts,
               Ser. A-15, Regulation D, Rev., FRDO, MBIA,
               3.20%, 06/06/01                                                  35,000
   19,700    Kansas State, Department of Highway
               Transportation, Ser. B-2, Rev., FRDO, 3.15%,
               06/01/01                                                         19,700
   20,000    Kansas State, Department of Highway
               Transportation, Ser. C-1, Rev., FRDO, 2.95%,
               06/01/01                                                         20,000
   15,000    Kansas State, Department of Highway
               Transportation, Ser. C-2, Rev., FRDO, 2.95%,
               06/06/01                                                         15,000
   12,780    Overland Park, Kansas, Floating Rate Receipts,
               Ser. SG-155, Rev., FRDO, 3.00%, 06/07/01                         12,780
                                                                              --------
                                                                               102,480
             Kentucky -- 3.0%
   34,300    Kentucky Asset Liability Commission, 3.15%,
               07/16/01                                                         34,300
   20,000    Kentucky Asset Liability Commission, 3.30%,
               07/16/01                                                         20,000
   15,000    Kentucky Asset Liability Commission, General
               Fund, Ser. A, Rev., TRAN, 5.25%, 06/27/01                        15,007
   14,000    Kentucky Asset Liability Commission, Ser. B, Rev.,
               TRAN, 5.00%, 06/27/01                                            14,007
   24,000    Kentucky State, Turnpike Authority, Resource
               Recovery, Floating Rate Trust Receipts, Ser. 17,
               Rev., FSA, 3.20%, 06/06/01                                       24,000
    5,060    Mayfield, Kentucky, League of Cities Funding,
               Rev., FRDO, 3.15%, 06/06/01                                       5,060
                                                                              --------
                                                                               112,374
             Louisiana -- 1.0%
    9,300    Calcasieu Parish, Louisiana, Industrial
               Development Board, Olin Corp. Project, Ser. B,
               Rev., FRDO, 3.05%, 06/01/01                                       9,300
   20,000    Louisiana State University, Agriculture and
               Mechanical College, Rev., FRDO, FGIC, 3.00%,
               06/06/01                                                         20,000

                     See notes to financial statements.

As of May 31, 2001 (unaudited)
(Amounts in Thousands)

  PRINCIPAL
   AMOUNT     ISSUER                                                             VALUE
---------------------------------------------------------------------------------------
     Municipal Securities -- Continued

             Louisiana -- Continued
  $ 8,700    Louisiana State, Offshore Terminal Authority,
               Deepwater Port, 1st Stage A-Loop, Inc., Rev.,
               FRDO, 3.05%, 06/01/01                                          $  8,700
                                                                              --------
                                                                                38,000
             Maryland -- 2.3%
   10,000    Baltimore County, Maryland, 3.15%, 09/07/01                        10,000
    3,100    Baltimore County, Maryland, 3.20%, 06/13/01                         3,100
   11,000    Baltimore County, Maryland, 3.20%, 09/07/01                        11,000
    1,800    Baltimore County, Maryland, 3.20%, 09/07/01                         1,800
   11,500    Baltimore County, Maryland, 3.20%, 09/07/01                        11,500
    8,605    Howard County, Maryland, Multi-Family Housing,
               Sherwood Crossing LTD, Rev., FRDO, +, 4.85%,
               12/01/01                                                          8,605
   10,700    Montgomery County, Maryland, 3.30%, 06/12/01                       10,700
    7,000    Montgomery County, Maryland, Consumer Public
               Improvement, GO, 4.00%, 02/01/02                                  7,037
    3,495    Montgomery County, Maryland, FLOATS,
               Ser. PA-713, GO, FRDO, 3.00%, 06/07/01                            3,495
   16,800    Montgomery County, Maryland, Housing
               Opportunities Commission, MultiFamily,
               Grosvenor, Ser. A, Rev., FRDO, 2.80%, 06/06/01                   16,800
                                                                              --------
                                                                                84,037
             Massachusetts -- 1.9%
    2,500    Boston, Massachusetts, Ser. A, GO, FGIC, 4.50%,
               01/01/02                                                          2,504
   10,000    Massachusetts Greater New Bedford Regional
               Vocational Technical High School District, GO,
               BAN, 3.50%, 05/31/02                                             10,058
    7,200    Massachusetts State, Health & Educational
               Facilities Authority, Capital Assets Program,
               Ser. D, Rev., FRDO, MBIA, 3.00%, 06/01/01                         7,200
    6,840    Massachusetts State, Turnpike Authority,
               Metropolitan Highway System, FLOATS,
               Ser. PA-672, Rev., FRDO, MBIA, 2.85%, 06/07/01                    6,840
    6,350    Massachusetts State, Water Resources Authority,
               Ser. A, Rev., ^, 6.50%, 12/01/01                                  6,542
   10,445    New England Education Loan Marketing Corp.,
               Massachusetts Student Loan, Issue A, Rev.,
               FRDO, 5.80%, 03/01/02                                            10,646
   14,700    Pittsfield, Massachusetts, GO, BAN, 4.87%, 07/12/01                14,710
    5,000    Pittsfield, Massachusetts, GO, BAN, 5.00%, 10/12/01                 5,026
    6,970    Pittsfield, Massachusetts, GO, BAN, 5.00%, 11/22/01                 7,019
                                                                              --------
                                                                                70,545
             Michigan -- 1.0%
   23,100    Holt, Michigan, Public Schools, Ser. B, GO, FRDO,
               2.85%, 06/07/01                                                  23,100
   10,595    Michigan State Building Authority, Floating Rate
               Certificates, Ser. 307, Rev., ^, 3.05%, 06/07/02                 10,595

                        See notes to financial statements.

As of May 31, 2001 (unaudited)
(Amounts in Thousands)

  PRINCIPAL
   AMOUNT     ISSUER                                                            VALUE
---------------------------------------------------------------------------------------
     Municipal Securities -- Continued

             Michigan -- Continued
  $ 3,995    Rochester, Michigan, Community School District,
               FLOATS, Ser. PA-707, GO, FRDO, FGIC, 3.00%,
               06/07/01                                                      $   3,995
                                                                              --------
                                                                                37,690
             Minnesota -- 0.5%
    9,000    Minneapolis & St. Paul, Minnesota, Metropolitan
               Airports Commission, Municipal Securities Trust
               Receipts, Ser. SGA-127, Rev., FRDO, FGIC, 3.02%,
               06/06/01                                                          9,000
    2,700    Minnesota Public Facilities Authority, Water, PCR,
               Ser. II-TR-1, Rev., FRDO, 3.05%, 06/07/01                         2,700
    5,000    Minnesota State, GO, 4.63%, 08/01/01                                5,003
                                                                              --------
                                                                                16,703
             Mississippi -- 0.1%
    5,000    Mississippi State, Floating Rate Certificates,
               Ser. L-10, Regulation D, GO, FRDO, FSA,
               3.00%, 06/04/01                                                   5,000

             Missouri -- 0.1%
    1,400    Missouri State, Development Finance Board,
               Infrastructure Facilities, City Union Station,
               Ser. C, Rev., FRDO, 3.25%, 06/01/01                               1,400
    1,600    Missouri State, Environmental Improvement &
               Energy Resources Authority, Bayer Corp. Project,
               Rev., FRDO, 3.10%, 06/01/01                                       1,600
                                                                              --------
                                                                                 3,000
             Montana -- 0.5%
   17,300    Forsythe, Montana, PCR, Pacificorp Project, Rev.,
               FRDO, 3.35%, 06/01/01                                            17,300

             Multiple States -- 7.9%
   17,676    ABN AMRO Munitops, Certificates Trust,
               Ser. 1998-16, FRDO, MBIA, 3.05%, 06/06/01                        17,676
    6,650    ABN AMRO Munitops, Certificates Trust,
               Ser. 2000-10, FRDO, MBIA, 3.05%, 06/06/01                         6,650
   14,990    ABN AMRO Munitops, Certificates Trust,
               Ser. 2000-11, FRDO, 3.12%, 06/06/01                              14,990
   14,185    ABN AMRO Munitops, Certificates Trust,
               Ser. 2000-13, FRDO, 4.35%, 08/01/01                              14,185
   30,795    ABN AMRO Munitops, Certificates Trust,
               Ser. 2000-16, GO, FRDO, FGIC, 4.45%, 07/25/01                    30,795
   10,000    ABN AMRO Munitops, Certificates Trust,
               Ser. 2000-21, GO, FRDO, MBIA, 3.05%, 06/06/01                    10,000
   16,610    ABN AMRO Munitops, Certificates Trust,
               Ser. 2000-4, Rev., FRDO, FGIC, #, 3.05%, 06/06/01                16,610
    5,000    ABN AMRO Munitops, Certificates Trust,
               Ser. 2001-10, GO, FRDO, MBIA, 3.05%, 06/06/01                     5,000
    9,850    ABN AMRO Munitops, Certificates Trust,
               Ser. 2001-10, GO, FRDO, MBIA, 3.50%, 02/27/02                     9,850
   31,495    ABN AMRO Munitops, Certificates Trust,
               Ser.1999-6, FRDO, #, 3.05%, 06/06/01                             31,495

                      See notes to financial statements.

As of May 31, 2001 (unaudited)
(Amounts in Thousands)

  PRINCIPAL
   AMOUNT     ISSUER                                                           VALUE
---------------------------------------------------------------------------------------
     Municipal Securities -- Continued

             Multiple States -- Continued
  $10,000    ABN AMRO Munitops, Certificates Trust,
               Ser.1999-9, FRDO, #, 3.05%, 06/06/01                          $  10,000
   66,470    Puttable Floating Option Tax Exempt Receipts,
               Ser. PL-9, FRDO, 3.20%, 06/07/01                                 66,470
   34,100    Puttable Floating Option Tax Exempt Receipts,
               Ser. PL-10, FRDO, 3.15%, 06/07/01                                34,100
   14,850    Puttable Floating Tax Exempt Receipts,
               Ser. PPT-31, Class A, FRDO, 3.20%, 06/07/01                      14,850
    8,845    Puttable Floating Tax Exempt Receipts,
               Ser. SGP-12, FRDO, 3.20%, 06/07/01                                8,845
                                                                              --------
                                                                               291,516
             Nevada -- 1.9%
   20,300    Clark County, Nevada, Airport Improvement,
               Ser. A, Rev., FRDO, MBIA, 2.85%, 06/06/01                        20,300
    5,060    Clark County, Nevada, Flood Control, GO, 4.50%,
               11/01/01                                                          5,090
    8,770    Clark County, Nevada, School District, Ser. A, GO,
               FRDO, FSA, 3.00%, 06/01/01                                        8,770
   12,100    Clark County, Nevada, Sub-Lien, Ser. B-2, Rev.,
               FRDO, 2.90%, 06/06/01                                            12,100
   15,000    Eagle Tax Exempt Trust, Weekly Option Mode,
               Clark County, Ser. 98-2801, FRDO, #, 3.05%,
               06/07/01                                                         15,000
    9,000    Nevada State, FLOATS, Ser. SG-39, FRDO, 3.00%,
               06/07/01                                                          9,000
                                                                              --------
                                                                                70,260
             New Hampshire -- 0.5%
    4,000    New Hampshire State, Housing Finance Authority,
               Ser. A-70, Regulation D, Rev., FRDO, ^, 3.25%,
               06/06/01                                                          4,000
   15,000    New Hampshire, State, GO, @, 3.20%, 07/11/01                       15,000
                                                                              --------
                                                                                19,000
             New Jersey -- 0.4%
    6,200    New Jersey Economic Development Authority,
               Natural Gas Facilities, Ser. A, Rev., FRDO,
               AMBAC, 3.05%, 06/01/01                                            6,200
    9,000    New Jersey State, Turnpike Authority, Ser. A, Rev.,
               AMBAC, ^, 6.20%, 01/01/02                                         9,338
                                                                              --------
                                                                                15,538
             New Mexico -- 0.8%
   23,000    New Mexico State, Rev., TRAN, 5.00%, 06/29/01                      23,011
    7,755    New Mexico State, Ser. A, GO, 5.00%, 09/01/01                       7,788
                                                                              --------
                                                                                30,799
             New York -- 9.7%
   20,500    Long Island Power Authority, New York, Electric
               Systems, Sub Ser. 3-B, Rev., FRDO, 3.00%,
               06/01/01                                                         20,500
    7,300    New York City, New York, Municipal Water
               Finance Authority, Water & Sewer Systems,
               Municipal Securities Trust Receipts, Ser. SGB-27,
               Rev., FRDO, FSA, 2.90%, 06/07/01                                  7,300

                      See notes to financial statements.

As of May 31, 2001 (unaudited)
(Amounts in Thousands)

  PRINCIPAL
   AMOUNT     ISSUER                                                            VALUE
---------------------------------------------------------------------------------------
     Municipal Securities -- Continued

             New York -- Continued
  $ 3,150    New York City, New York, Municipal Water
               Finance Authority, Water & Sewer Systems,
               Ser. C, Rev., ^, 7.75%, 06/15/01                              $   3,202
   12,000    New York City, New York, Municipal Water
               Finance Authority, Water & Sewer Systems,
               Ser. F-1, Rev., FRDO, 3.00%, 06/01/01                            12,000
    9,500    New York City, New York, Ser. B, GO, FRDO,
               FGIC, 3.25%, 06/01/01                                             9,500
    6,335    New York City, New York, Ser. F, GO, ^, 8.40%,
               11/15/01                                                          6,585
    4,295    New York City, New York, Ser. F, GO, ^, 8.40%,
               11/15/01                                                          4,464
    5,200    New York City, New York, Sub Ser. -h3, GO,
               FRDO, FSA, 3.00%, 06/01/01                                        5,200
   10,730    New York City, New York, Transitional Finance
               Authority, Future Tax Secured, Ser. A-1, Rev.,
               FRDO, 2.80%, 06/06/01                                            10,730
   20,085    New York City, New York, Transitional Finance
               Authority, Future Tax Secured, Ser. A-1, Rev.,
               FRDO, 2.80%, 06/06/01                                            20,085
    5,100    New York City, New York, Transitional Finance
               Authority, Future Tax Secured, Ser. B, Rev.,
               FRDO, 3.00%, 06/01/01                                             5,100
   61,800    New York State, Ser. A, GO, FRDO, 3.20%,
               02/07/02                                                         61,800
   13,090    Port Authority of New York & New Jersey,
               3.35%, 06/05/01                                                  13,090
    1,400    St. Lawrence County, New York, IDA, PCR,
               Reynolds Metals, Rev., FRDO, 2.95%, 06/01/01                      1,400
   26,000    Triborough Bridge & Tunnel Authority, New York,
               Floating Rate Certificates, Ser. N-17,
               Regulation D, Rev., FRDO, 3.00%, 06/06/01                        26,000
   59,000    Triborough Bridge & Tunnel Authority, New York,
               Ser. A-1, Rev., BAN, 5.00%, 01/17/02                             59,616
   88,530    Tsasc, Inc., New York, FLOATS, Ser. PA-797,
               Rev., FRDO, 3.10%, 06/07/01                                      88,529
                                                                              --------
                                                                               355,101
             North Carolina -- 2.1%
    1,700    Durham, North Carolina, Water and Sewer Utility
               Systems, Rev., FRDO, 3.10%, 06/06/01                              1,700
   20,000    Greensboro, North Carolina, Enterprise System,
               Ser. B, Rev., 3.10%, 06/06/01                                    20,000
    7,000    North Carolina Educational Facilities Finance
               Agency, Bowman Gray School Project, Rev.,
               FRDO, 2.85%, 06/06/01                                             7,000
    9,995    North Carolina Educational Facilities Finance
               Agency, Ellon College, Rev., FRDO, 2.90%,
               06/06/01                                                          9,995
   25,050    North Carolina State, Ser. 14, GO, FRDO, 3.05%,
               06/07/01                                                         25,050

                  See notes to financial statements.

As of May 31, 2001 (unaudited)
(Amounts in Thousands)

  PRINCIPAL
   AMOUNT     ISSUER                                            VALUE
---------------------------------------------------------------------------------------
     Municipal Securities -- Continued

             North Carolina -- Continued
  $13,350    University of North Carolina Hospital, Chapel Hill
               Foundation, Ser. A, Rev., COP, FRDO, 3.15%,
               06/01/01                                                      $  13,350
                                                                              --------
                                                                                77,095
             Ohio -- 0.6%
   17,645    Ohio State, Air Quality Development Authority,
               PCR, Ohio Edison, Ser. C, Rev., FRDO, 3.10%,
               06/01/01                                                         17,645
    6,000    University of Ohio State, 3.00%, 08/07/01                           6,000
                                                                              --------
                                                                                23,645
             Oregon -- 0.3%
   10,000    Multnomah County, Oregon, Ser. R-17, GO,
               FRDO, 3.05%, 06/07/01                                            10,000

             Pennsylvania -- 1.9%
   15,800    Delaware Valley, Pennsylvania, Regional Finance
               Authority, Local Government, Ser. C, Rev., FRDO,
               2.90%, 06/06/01                                                  15,800
   14,400    Delaware Valley, Pennsylvania, Regional
               Finance Authority, Local Government, Ser. D,
               Rev., FRDO, 2.90%, 06/06/01                                      14,400
    5,400    Lehigh County, Pennsylvania, General Purpose
               Authority, Lehigh County Valley Health,
               Ser. B, Rev., FRDO, MBIA, 3.15%, 06/01/01                         5,400
    7,390    Pennsylvania Intergovernmental Cooperative
               Authority, Floating Rate Receipts, Ser. SG-16,
               FRDO, 2.95%, 06/07/01                                             7,390
    6,000    Pittsburgh, Pennsylvania, Floating Rate
               Receipts, Ser. SG-71, FRDO, 2.95%, 06/07/01                       6,000
   14,900    South Fork, Pennsylvania, Hospital Authority,
               Conemaugh Health Systems, Ser. A, Rev.,
               FRDO, MBIA, 3.15%, 06/01/01                                      14,900
    6,235    Southeastern Pennsylvania, Transportation
               Authority, Special Ser. SG-28, FGIC, 2.95%,
               06/07/01                                                          6,235
                                                                              --------
                                                                                70,125
             Puerto Rico -- 0.6%
   10,000    Puerto Rico, 3.40%, 06/14/01                                       10,000
   11,465    Puerto Rico Commonwealth, Infrastructure
               Financing Authority, Municipal Securities
               Trust Receipts, Ser. SGA-107, Special
               Obligation, FRDO, 3.10%, 06/01/01                                11,465
                                                                              --------
                                                                                21,465
             Rhode Island -- 0.8%
   31,365    Rhode Island State & Providence Plantations,
               Consolidated Capital Development Loan,
               Ser. B, GO, FRDO, 2.90%, 06/06/01                                31,365

             South Carolina -- 3.1%
    2,500    Berkeley County, South Carolina, Bayer Corp.
               Project, Rev., FRDO, 3.10%, 06/01/01                              2,500

                       See notes to financial statements.

As of May 31, 2001 (unaudited)
(Amounts in Thousands)

  PRINCIPAL
   AMOUNT     ISSUER                                                            VALUE
---------------------------------------------------------------------------------------
     Municipal Securities -- Continued

             South Carolina -- Continued
  $44,950    Piedmont Municipal Power Agency, South
               Carolina, Electric, Ser. B, Rev., FRDO, MBIA,
               2.95%, 06/06/01                                               $  44,950
   15,600    South Carolina State, Public Service Authority,
               Electric Systems, Rev., FRDO, FGIC, 3.20%,
               06/06/01                                                         15,600
   17,900    South Carolina State, Public Service Authority,
               Electric Systems, Ser. B, Rev., ^, 7.10%,
               07/01/01                                                         18,297
    9,300    South Carolina State, Ser. 7, GO, FRDO, 3.05%,
               06/07/01                                                          9,300
   23,100    South Carolina Transportation Infrastructure
               Bank, Floating Rate Certificates, Ser. L-10,
               Regulation D, Rev., FRDO, AMBAC, 3.20%,
               06/06/01                                                         23,100
                                                                              --------
                                                                               113,747
             South Dakota -- 0.3%
   11,960    South Dakota Housing Development Authority,
               FLOATS, Ser. PT-73, Rev., FRDO, 3.00%,
               06/07/01                                                         11,960

             Tennessee -- 0.9%
    3,100    Bradley County, Tennessee, Industrial
               Development Board, Olin Corp. Project, Ser. C,
               Rev., FRDO, 3.05%, 06/01/01                                       3,100
    5,000    Memphis, Tennessee, GO, 3.05%, 10/04/01                             5,000
    5,810    Metropolitan Government of Nashville &
               Davidson Counties, Tennessee, GO, 4.00%,
               11/15/01                                                          5,841
   10,000    Shelby County, Tennessee, Health Facilities,
               3.15%, 10/25/01                                                  10,000
   10,000    Tennessee State, Ser. B, GO, 5.50%, 05/01/02                       10,242
                                                                              --------
                                                                                34,183
             Texas -- 13.7%
    6,350    Austin, Texas, Utility Systems, Floating Rate
               Certificates, Ser. 216, Rev., FRDO, FSA, 3.15%,
               06/07/01                                                          6,350
   30,000    Brownsville, Texas, Utility Systems, Sub Lien,
               Ser. B, Rev., FRDO, MBIA, 2.95%, 06/06/01                        30,000
   11,150    Clear Creek, Texas, Independent School District,
               FLOATS, Ser. PA-687, GO, FRDO, 3.00%, 06/07/01                   11,150
   21,700    Gulf Coast Waste Disposal Authority, Texas, PCR,
               AMOCO Oil Co. Project, Rev., FRDO, 3.05%,
               06/01/01                                                         21,700
    9,000    Harris County, Texas, Toll Road, Sub-Lien, GO, ^,
               6.75%, 08/01/01                                                   9,234
    5,000    Hockley County, Texas, Industrial Development
               Corp., PCR, AMOCO Project, FRDO, 3.05%,
               11/01/01                                                          5,000
   17,500    Houston, Texas, Airport Systems, Floating Rate
               Receipts, Ser. SG-149, Rev., FRDO, FSA, 3.00%,
               06/07/01                                                         17,500

                        See notes to financial statements.

As of May 31, 2001 (unaudited)
(Amounts in Thousands)

  PRINCIPAL
   AMOUNT     ISSUER                                                           VALUE
---------------------------------------------------------------------------------------
     Municipal Securities -- Continued

             Texas -- Continued
  $20,000    Houston, Texas, Water and Sewer Systems,
               2.95%, 09/06/01                                               $  20,000
   28,600    Houston, Texas, Water and Sewer Systems,
               Municipal Securities Trust Receipts, Ser. SG-120,
               Rev., FRDO, 3.00%, 06/07/01                                      28,600
   19,425    Lower Colorado River Authority, Texas, FLOATS,
               Ser. PA-590, Rev., FRDO, FSA, 3.00%, 06/07/01                    19,425
    5,455    Mansfield, Texas, Independent School District,
               Municipal Securities Trust Receipts, Ser. SGA-129,
               GO, FRDO, 3.02%, 06/06/01                                         5,455
   17,050    New Caney, Texas, Independent School District,
               Floating Rate Certificates, Ser. SG-142, GO,
               FRDO, 3.00%, 06/07/01                                            17,050
   20,000    North East Independent School District, Texas,
               Floating Rate Certificates, Ser. SG-143, GO,
               FRDO, 3.00%, 06/07/01                                            20,000
    2,000    Plano, Texas, Independent School District, GO,
               5.00%, 02/15/02                                                   2,029
    3,850    Richardson, Texas, Independent School District,
               GO, +, 4.00%, 02/15/02                                            3,877
   10,475    Round Rock, Texas, FRDO, 3.05%, 06/07/01                           10,475
    3,000    San Antonio, Texas, Electric & Gas, Rev., 6.38%,
               02/01/02                                                          3,063
    6,030    San Antonio, Texas, Water Revenue, Municipal
               Securities Trust Receipts, Ser. SGA-41, Rev., FRDO,
               MBIA, 3.02%, 06/06/01                                             6,030
    5,000    San Antonio, Texas, Water Revenue, Municipal
               Securities Trust Receipts, Ser. SGA-42, Rev., FRDO,
               MBIA, 3.02%, 06/06/01                                             5,000
    8,400    Schertz/Seguin Local Government Corp., Texas,
               Floating Rate Certificates, Ser. SG-151, Rev.,
               FRDO, FSA, 3.25%, 06/01/01                                        8,400
    6,370    Socorro, Texas, Independent School District, Ser. A,
               GO, 6.25%, 08/15/01                                               6,407
    6,000    Spring, Texas, Independent School District, FLOATS,
               Ser. PA-714, GO, FRDO, 3.00%, 06/07/01                            6,000
    3,755    Texas Board of Water Development, FLOATS,
               Ser. PA-746, Rev., FRDO, 3.00%, 06/07/01                          3,755
    4,200    Texas State, Floating Rate Certificates, Ser. 290,
               GO, FRDO, ^, 3.05%, 06/07/01                                      4,200
   93,200    Texas State, Rev., TRAN, 5.25%, 08/31/01                           93,492
   17,535    Texas State, Turnpike Authority, Ser. N-2,
               Regulation D, Rev., FRDO, 3.20%, 06/06/01                        17,535
    7,800    Texas State, Veterans Housing Assistance Fund-1,
               GO, FRDO, VA GTD, 2.85%, 06/06/01                                 7,800
   15,600    University of Texas A&M, Rev., FRDO, 3.13%,
               06/26/01                                                         15,600
   47,500    University of Texas, Permanent University Fund,
               3.45%, 07/12/01                                                  47,500
   50,000    University of Texas, Permanent University Fund,
               3.15%, 08/13/01                                                  50,000
                                                                              --------
                                                                               502,627

                          See notes to financial statements.

As of May 31, 2001 (unaudited)
(Amounts in Thousands)

  PRINCIPAL
   AMOUNT     ISSUER                                                           VALUE
---------------------------------------------------------------------------------------
     Municipal Securities -- Continued

             Utah -- 1.9%
  $ 5,100    Intermountain Power Agency, Utah, 3.20%,
               06/13/01                                                       $  5,100
   11,800    Intermountain Power Agency, Utah, 3.20%,
               07/30/01                                                         11,800
    6,550    Salt Lake City, Utah, Airport, Floating Rate
               Certificates, Ser. A-10, Regulation D, Rev.,
               FRDO, FGIC, 3.20%, 06/06/01                                       6,550
    5,500    Utah State, GO, 6.00%, 07/01/01                                     5,512
   41,500    Utah State, Ser. C, GO, FRDO, 2.85%, 06/07/01                      41,500
                                                                              --------
                                                                                70,462
             Vermont -- 0.1%
    5,300    Vermont Student Assistance Corp., Student Loan,
               Floating Rate Certificates, Rev., FRDO, 3.80%,
               06/01/01                                                          5,300

             Virginia -- 1.2%
    5,150    Fairfax County, Virginia, Ser. B, GO, ^, 5.00%,
               06/01/01                                                          5,253
    2,900    Virginia Peninsula Ports Authority, Coal Terminal,
               Dominion Terminal Project, Ser. C, Rev., FRDO,
               3.15%, 06/01/01                                                   2,900
    8,885    Virginia State, Public School Authority, FLOATS,
               Ser. PT-431, Rev., FRDO, 2.95%, 06/07/01                          8,885
   23,590    Virginia State, Transportation Board, Floating
               Rate Receipts, Ser. SG-137, Rev., FRDO, 3.00%,
               06/07/01                                                         23,590
    3,000    Virginia State, Transportation Board, Ser. A-6,
               Regulation D, Rev., FRDO, 3.25%, 06/06/01                         3,000
                                                                              --------
                                                                                43,628
             Washington -- 4.0%
   25,000    Clark County, Washington, Public Utility
               District No. 001, Rev., BAN, 4.00%, 03/26/02                     25,153
    1,500    Lewis County, Washington, Public Utility
               District No. 001, Cowlitz Falls Hydroelectric
               Project, Rev., ^, 7.00%, 10/01/01                                 1,542
   32,140    Port of Seattle, Washington, Sub Lien, Ser. A,
               Rev., FRDO, 3.10%, 06/06/01                                      32,140
   19,885    Seattle, Washington, Drain & Wastewater
               Utilities, Municipal Securities Trust Receipts,
               Ser. SG-135, Rev., FRDO, MBIA, 3.00%, 06/07/01                   19,885
   24,600    Seattle, Washington, Municipal Light & Power,
               Municipal Securities Trust Receipts, Ser. SGA-85,
               Rev., FRDO, MBIA, 3.20%, 06/01/01                                24,600
    5,700    Seattle, Washington, Municipal Light & Power,
               Municipal Securities Trust Receipts, Ser. SGA-96,
               Rev., FRDO, MBIA, 3.20%, 06/01/01                                 5,700
    6,915    Seattle, Washington, Municipality of Metropolitan
               Seattle, FLOATS, Ser. PA-731, Rev., FRDO, AMBAC,
               3.00%, 06/07/01                                                   6,915
    9,900    Seattle, Washington, Water Systems, Rev., FRDO,
               2.90%, 06/06/01                                                   9,900

                     See notes to financial statements.

As of May 31, 2001 (unaudited)
(Amounts in Thousands)

  PRINCIPAL
   AMOUNT     ISSUER                                                           VALUE
---------------------------------------------------------------------------------------
     Municipal Securities -- Continued

             Washington -- Continued
  $ 5,000    Washington State, Public Power Supply System,
               Nuclear Project No. 1, Ser. A, Rev., ^, 6.88%,
               07/01/01                                                       $  5,110
   17,235    Washington State, Public Power Supply System,
               Project No. 2, Ser. 2-A-1, Rev., FRDO, MBIA,
               2.85%, 06/06/01                                                  17,235
                                                                              --------
                                                                               148,180
             West Virginia -- 0.2%
    6,700    Marshall County, West Virginia, Bayer Corp.
               Project, Rev., FRDO, 3.10%, 06/01/01                              6,700

             Wisconsin -- 0.2%
      400    La Crosse, Wisconsin, PCR, Dairyland Power
               Co-op, Ser. B, FRDO, AMBAC, 3.00%, 06/01/01                         400
    5,830    Wisconsin State, Clean Water, FLOATS, Ser. PA-718,
               Rev., FRDO, ^, 3.00%, 06/07/01                                    5,830
                                                                              --------
                                                                                 6,230
             Wyoming -- 1.0%
   11,570    Gillette, Wyoming, PCR, Rev., FRDO, 3.15%,
               06/06/01                                                         11,570
   12,600    Uinta County, Wyoming, PCR, AMOCO Project,
               Rev., FRDO, 3.05%, 06/01/01                                      12,600
   12,095    Uinta County, Wyoming, PCR, Chevron U.S.A.,
               Inc. Project, Rev., FRDO, 3.05%, 06/01/01                        12,095
                                                                              --------
                                                                                36,265
--------------------------------------------------------------------------------------
             Total Investments -- 100.0%                                    $3,690,820
             (Cost $3,690,820) *
--------------------------------------------------------------------------------------


*      --  The cost of securities is substantially the same for federal income tax purposes.

#      --  Security may only be sold to qualified institutional buyers.

^      --  Security is prerefunded or escrowed to maturity. The maturity date shown is the date of the prerefunded call.

+      --  When issued or delayed delivery security.

@      --  All or a portion of this security is segregated for when issued or delayed delivery securities.

BAN    --  Bond Anticipation Notes.

COP    --  Certificates of Participation.

DN     --  Discount Note: The rate shown is the effective yield at the date of purchase.

Eagles --  Earnings of accrual generated on local exempt securities.

FLOATS --  Floating Auction Tax-Exempts.

FRDO   --  Floating Rate Demand Obligation. The maturity date shown is the next interest reset date. The interest rate shown is the rate in effect at May 31, 2001.

FRN    --  Floating Rate Note. The maturity date shown is the actual maturity date. The rate shown is the rate in effect at May 31, 2001.

GO     --  General Obligation.

IDA    --  Industrial Development Authority.

MTN    --  Medium Term Note.

PCR    --  Pollution Control Revenue.

Rev.   --  Revenue Bond.

Ser.   --  Series.

TAN    --  Tax Anticipation Notes.

TRAN   --  Tax & Revenue Anticipation Notes.

TAW    --  Tax Anticipation Warrants.

AMBAC  --  AMBAC Assurance Corp.

FGIC   --  Financial Guaranty Insurance Co.

FSA    --  Financial Security Assurance, Inc.

MBIA   --  MBIA Insurance Corp.

                       See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES As of May 31, 2001 (unaudited) (Amounts in Thousands)

                                           THE PRIME      THE TAX EXEMPT
                                           MONEY MARKET   MONEY MARKET
                                           PORTFOLIO      PORTFOLIO
-------------------------------------------------------------------------
   ASSETS:
     Investment Securities, at Value       $25,033,834    $3,690,820
     Other Assets                                    7            46
     Receivables:
       Interest                                 72,502        34,210
-------------------------------------------------------------------------
          Total Assets                      25,106,343     3,725,076
-------------------------------------------------------------------------
   LIABILITIES:
     Payables:
       To Custodian                                 16           134
       Investment Securities Purchased               -        38,184
     Accrued Liabilities:
       Investment Advisory Fees                  2,177           394
       Administrative Services Fees                477            70
       Administration Fees                          20             2
       Fund Services Fees                           14             2
       Other                                       174            28
-------------------------------------------------------------------------
          Total Liabilities                      2,878        38,814
-------------------------------------------------------------------------
   NET ASSETS APPLICABLE TO INVESTORS'
   BENEFICIAL INTERESTS                    $25,103,465    $3,686,262
-------------------------------------------------------------------------
   Cost of investments                     $25,033,834    $3,690,820
-------------------------------------------------------------------------

                      See notes to financial statements.

STATEMENT OF OPERATIONS For the six months ended
May 31, 2001 (unaudited)
(Amounts in Thousands)

                                                THE PRIME      THE TAX EXEMPT
                                                MONEY MARKET   MONEY MARKET
                                                PORTFOLIO      PORTFOLIO
-----------------------------------------------------------------------------
   INTEREST INCOME:                             $649,951       $59,142
-----------------------------------------------------------------------------
   EXPENSES:
     Investment advisory fees                     11,922         2,133
     Administrative services fees                  2,640           379
     Administration fees                              59             8
     Fund services fees                              142            21
     Custodian fees                                1,132           171
     Printing and postage                              8             4
     Professional fees                                64            25
     Trustees' fees                                   97            14
     Other                                            14             3
-------------------------------------------------------------------------
          Total Expenses                          16,078         2,758
-------------------------------------------------------------------------
            Net Investment Income                633,873        56,384
-------------------------------------------------------------------------
   REALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on
     investment transactions                        (759)           92
-------------------------------------------------------------------------
     Net increase in net assets from
     operations                                 $633,114       $56,476
-------------------------------------------------------------------------

J.P. MORGAN FUNDS
STATEMENT OF CHANGES IN NET ASSETS FOR THE PERIODS INDICATED (UNAUDITED) (Amounts in Thousands)

                                                                     THE PRIME                   THE TAX EXEMPT
                                                                   MONEY MARKET                    MONEY MARKET
                                                                     PORTFOLIO                      PORTFOLIO
                                                      --------------------------------  --------------------------------
                                                              12/1/00         YEAR            12/1/00         YEAR
                                                              THROUGH         ENDED           THROUGH         ENDED
                                                              5/31/01       11/30/00          5/31/01       11/30/00
-------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
     Net investment income                            $     633,873    $   1,127,997    $      56,384    $      99,099
     Net realized gain (loss) on investments                   (759)             552               92              (30)
-------------------------------------------------------------------------------------------------------------------------
        Increase in net assets from operations              633,114        1,128,549           56,476           99,069
-------------------------------------------------------------------------------------------------------------------------
   TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS:
     Contributions                                      125,965,156      140,319,396        7,795,112       12,072,051
     Withdrawals                                       (122,086,168)    (136,282,292)      (7,234,065)     (11,168,959)
-------------------------------------------------------------------------------------------------------------------------
        Net increase from transactions in
        investors' beneficial interests                   3,878,988        4,037,104          561,047          903,092
-------------------------------------------------------------------------------------------------------------------------
        Total increase in net assets                      4,512,102        5,165,653          617,523        1,002,161
   NET ASSETS:
     Beginning of period                                 20,591,363       15,425,710        3,068,739        2,066,578
-------------------------------------------------------------------------------------------------------------------------
     End of period                                    $  25,103,465    $  20,591,363    $   3,686,262    $   3,068,739
-------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

THE PRIME AND TAX EXEMPT
MONEY MARKET PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (unaudited)

1.   ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Prime Money Market Portfolio ("PMMP") and the Tax Exempt Money Market Portfolio ("TEMMP") (collectively, the "Portfolios") are registered under the Investment Company Act of 1940, as amended, as diversified, open-end management investment companies. PMMP and TEMMP were each organized as a trust under the laws of the State of New York on November 4, 1992 and January 29, 1993, respectively. PMMP's investment objective is to maximize current income consistent with the preservation of capital and same-day liquidity. TEMMP's investment objective is to provide a high level of current income exempt from federal income tax and maintain a high level of liquidity. The Declaration of Trust for each Trust permits the Trustees to issue an unlimited number of beneficial interests in the respective Portfolios.

THE FOLLOWING IS A SUMMARY OF THE SIGNIFICANT ACCOUNTING POLICIES FOLLOWED BY THE PORTFOLIOS:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates

A. SECURITY VALUATIONS -- Investments are valued at amortized cost, which approximates market value. The amortized cost method of valuation values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premiums, regardless of the impact of fluctuating interest rates on the market value of the instruments.

B. REPURCHASE AGREEMENTS -- The Portfolios may enter into repurchase agreements with brokers, dealers, or banks that meet the credit guidelines approved by the Trustees. It is each Portfolio's policy that the repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. The Portfolios' custodian (or designated sub-custodians, as the case may be under tri-party repurchase agreements) takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Portfolios. It is the policy of the Portfolios to mark-to-market the collateral on a daily basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the Portfolios have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the seller of the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     C. SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

     D. INVESTMENT INCOME-- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

     E. INCOME TAX STATUS -- The Portfolios intend to be treated as a partnership for federal income tax purposes. As such, each investor in a Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolios will be able to satisfy the provisions of the Internal Revenue Code. The cost of securities is substantially the same for book and tax purposes.

2.   TRANSACTIONS WITH AFFILIATES

A.   ADVISORY-- The Portfolios have an Investment Advisory Agreement with
     J.P. Morgan Investment Management Inc. ("JPMIM"), an affiliate of Morgan Guaranty Trust Company of New York ("Morgan") and a wholly owned subsidiary of J.P. Morgan Chase & Co. Under the terms of the agreement, the Portfolios pay JPMIM at an annual rate of 0.20% of the Portfolios' average daily net assets up to $1 billion and 0.10% on any excess over $1 billion.

B.   ADMINISTRATIVE SERVICES -- The Portfolios have an Administrative
     Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the Portfolios. Under the Services Agreement, the Portfolios have agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the Portfolios and certain other registered investment companies for which JPMIM acts as investment advisor in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to Funds Distributor, Inc. ("FDI"). The portion of this charge payable by the Portfolios is determined by the proportionate share that their net assets bear to the net assets of the Trusts and certain other investment companies for which Morgan provides similar services.

THE PRIME AND TAX EXEMPT MONEY MARKET PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

     The Trustees have approved an increase in the Funds' administration fee. Effective, August 11, 2001, the administration fee payable to Morgan will be increased to 0.10% of average daily net assets for complex wide money market fund assets up to $100 billion and 0.05% on assets in excess of $100 billion. Morgan, however, has contractually agreed to waive fees payable to them and to reimburse expenses so that the Funds' actual total operating expenses will remain the same for a period of three years.

C. ADMINISTRATION -- Prior to May 1, 2001, the Portfolios retained FDI, a registered broker-dealer, to serve as the Co-Administrator and Distributor for the Portfolios. Under a Co-Administration Agreement between FDI and the Portfolios, FDI provided administrative services necessary for the operations of the Portfolios, furnished office space and facilities required for conducting the business of the Portfolios and paid the compensation of the Portfolios' officers affiliated with FDI. The Portfolios agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000, plus FDI's out-of-pocket expenses. The portion of this charge payable by the Portfolios was determined by the proportionate share that their net assets bear to the net assets of the Trust and certain other investment companies for which FDI provides similar services.

     Effective May 1, 2001, BISYS Fund Services, L.P., ("BISYS") has been named as the Portfolios' Sub-Administrator. FDI will no longer serve as the Portfolios' Co-Administrator. For its services as Sub-Administrator, BISYS receives a portion of the fees payable to Morgan as Administrator. On April 11, 2001, The BISYS Group, Inc., completed its acquisition of Boston Institutional Group, the parent company of FDI.

D. FUND SERVICES -- The Portfolios have a Fund Services Agreement with Pierpont Group, Inc. ("PGI") to assist the Trustees in exercising their overall supervisory responsibilities of the Portfolios' affairs. The Trustees of the Portfolios represent all the existing shareholders of PGI.

     In connection with the Reorganization Plan (see Note 5 in the Funds' Notes to Financial Statements), it is anticipated that the Portfolios will terminate their agreement with PGI.

E. TRUSTEES -- Each Trustee receives an aggregate annual fee of $75,000 for serving on the boards of the Portfolios, the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, the J.P. Morgan Series Trust and other registered investment companies in which they invest. The Trustees' Fees and Expenses shown in the financial statements represent the Portfolios' allocated portions of the total Trustees' Fees and Expenses. The Portfolios' Chairman and Chief

     Executive Officer also serves as Chairman of PGI and receives compensation and employee benefits from PGI. The allocated portion of such compensation and benefits included in the Fund Services Fee shown on the Statement of Operations for PMMP and TEMMP were (in thousands) $27 and $4, respectively.

3.   CORPORATE EVENT

The merger of J.P. Morgan & Co. Incorporated, the former parent company of the Portfolios' Advisor, JPMIM, with and into The Chase Manhattan Corporation was consummated on December 31, 2000. J.P. Morgan Chase & Co. is the new parent company of JPMIM, which will continue to serve as the Portfolios' Advisor.

4.   SUBSEQUENT EVENTS

See Note 5 in the Funds' Notes to Financial Statements for a description of the proposed reorganizations.

                    [This page intentionally left blank]

JPMORGAN MONEY MARKET FUNDS
SEMI-ANNUAL REPORT

INVESTMENT ADVISOR
J.P. Morgan Investment
Management, Inc.

ADMINISTRATOR AND SHAREHOLDER AND
FUND SERVICING AGENT
Morgan Guaranty Trust Company of
New York

CUSTODIAN
The Bank of New York

DISTRIBUTOR
J.P. Morgan Fund Distributors, Inc.

TRANSFER AGENT
DST Systems, Inc.

LEGAL COUNSEL
Sullivan & Cromwell

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP

JPMorgan Funds are distributed by
J.P. Morgan Fund Distributors, Inc.



This report is submitted for the general information of the shareholders of the funds. It is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by a prospectus.

The financial information in this report has been taken from the books and records of the funds without examination by independent accountants, who express no opinion thereto.

To obtain a prospectus for any of the JPMorgan Funds, call 1-800-348-4782. The prospectus contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

JPMorgan Funds Fulfillment Center
393 Manley Street
West Bridgewater, MA 02379-1039

(C)J.P. Morgan Chase & Co., 2001 All Rights Reserved. July 2001

SANHM-MM-701